UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

SoFi Enhanced Yield ETF Tailored Shareholder Report

semi-annual shareholder report August 31, 2025 SoFi Enhanced Yield ETF Ticker: THTA (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/thta. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Enhanced Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Enhanced Yield ETF	$35	0.76%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$34,493
Number of Holdings	8
Total Advisory Fee	$95,656
Portfolio Turnover Rate	0%

Sector Breakdown
(% of Total Net Assets)

U.S Treasury Bills
73.0%
U.S Treasury Securities
25.5%
Options Written
-4.3%
Options Purchased
3.9%
Cash & Other
1.9%

What did the Fund invest in?

(as of August 31, 2025)

Top Holdings	(% of net assets)
United States Treasury Bill - 11/28/2025	45.5
United States Treasury Note/Bond - 01/15/2026	24.9
United States Treasury Bill - 07/09/2026	24.1
S&P 500 Index, Expiration: 09/26/25; Exercise Price: $57.50	-4.3
S&P 500 Index, Expiration: 09/26/25; Exercise Price: $57.00	3.9
United States Treasury Bill - 08/06/2026	3.5
United States Treasury Note/Bond - 10/15/2025	0.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/thta/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SoFi Next 500 ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2025 SoFi Next 500 ETF Ticker: SFYX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Next 500 ETF (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyx. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Next 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Next 500 ETF	$3	0.06%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$26,107
Number of Holdings	498
Total Advisory Fee	$7,558
Portfolio Turnover Rate	37%

Sector Breakdown
(% of Total Net Assets)

Industrials
19.0%
Financials
18.5%
Technology
14.9%
Consumer Discretionary
12.3%
Health Care
10.1%
Real Estate
6.1%
Energy
4.4%
Materials
4.1%
Communications
3.9%
Consumer Staples
3.8%
Utilities
2.6%
Cash & Other
0.3%

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of net assets)
TKO Group Holdings Inc	1.2
FTAI Aviation Ltd	1.2
Astera Labs Inc	1.1
CoreWeave Inc	1.1
Reddit Inc	1.0
TechnipFMC PLC	1.0
Rocket Lab Corp	1.0
Carlyle Group Inc/The	0.9
SoFi Technologies Inc	0.9
Affirm Holdings Inc	0.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfyx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SoFi Select 500 ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2025 SoFi Select 500 ETF Ticker: SFY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfy. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Select 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Select 500 ETF	$3	0.05%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Millions)	$538
Number of Holdings	502
Total Advisory Fee	$121,713
Portfolio Turnover Rate	9%

Sector Breakdown
(% of Total Net Assets)

Technology
38.3%
Financials
13.0%
Communications
12.6%
Health Care
10.4%
Consumer Discretionary
8.5%
Industrials
6.2%
Consumer Staples
3.5%
Energy
2.1%
Real Estate
1.7%
Materials
1.7%
Utilities
1.6%
Cash & Other
0.4%

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of net assets)
NVIDIA Corp	13.7
Microsoft Corp	5.6
Apple Inc	4.2
Amazon.com Inc	4.2
Broadcom Inc	4.1
Meta Platforms Inc	3.3
Alphabet Inc	2.5
Eli Lilly & Co	2.2
Alphabet Inc	2.2
JPMORGAN CHASE & CO.	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SoFi Social 50 ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2025 SoFi Social 50 ETF Ticker: SFYF (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Social 50 ETF (the "Fund") for the period March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyf. You can also request this information by contacting us at 877-358-0096 or by writing to the SoFi Social 50 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Social 50 ETF	$16	0.29%

Cost paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$32,687
Number of Holdings	51
Total Advisory Fee	$38,096
Portfolio Turnover Rate	18%

Sector Breakdown
(% of Total Net Assets)

Technology
34.0%
Consumer Discretionary
26.0%
Communications
17.6%
Financials
9.7%
Consumer Staples
6.9%
Industrials
2.0%
Health Care
1.7%
Real Estate
1.1%
Energy
0.9%
Cash & Other
0.2%

What did the Fund invest in?

(as of August 31, 2025)

Top Ten Holdings	(% of net assets)
Tesla Inc	10.4
NVIDIA Corp	8.4
Amazon.com Inc	5.7
Berkshire Hathaway Inc	4.8
Apple Inc	4.8
Alphabet Inc	4.7
Palantir Technologies Inc	4.2
Meta Platforms Inc	4.1
Microsoft Corp	4.1
Advanced Micro Devices Inc	3.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/sfyf.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements

August 31, 2025 (Unaudited)

Tidal Trust I

SoFi Enhanced Yield ETF	| THTA | NYSE Arca, Inc.
SoFi Next 500 ETF	| SFYX | NYSE Arca, Inc.
SoFi Select 500 ETF	| SFY | NYSE Arca, Inc.
SoFi Social 50 ETF	| SFYF | NYSE Arca, Inc.

SoFi ETFs

SoFi Enhanced Yield ETF

Schedule of Investments

August 31, 2025 (Unaudited)

PURCHASED OPTIONS - 3.9%(a)(b)(c)	Notional Amount	Contracts	Value
Put Options - 3.9%
S&P 500 Index, Expiration: 9/26/2025; Exercise Price: $5,700.00	$1,337,273,820	2,070	$1,335,150

TOTAL PURCHASED OPTIONS (Cost $1,283,761)			1,335,150

	Interest	Maturity	Principal
U.S. TREASURY SECURITIES - 25.5%	Rate	Date	Amount	Value
United States Treasury Note/Bond - 25.5%(d)
U.S. Treasury Note/Bond	3.88%	01/15/2026	$8,598,000	8,590,854
U.S. Treasury Note/Bond	4.25%	10/15/2025	200,000	199,997

TOTAL U.S. TREASURY SECURITIES (Cost $8,792,165)				8,790,851

SHORT-TERM INVESTMENTS - 73.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(e)	70,289	70,289

	Principal
U.S. Treasury Bills - 73.0%(d)	Amount	Value
U.S. Treasury Bill, 11/28/2025, 4.05%(f)(g)	$15,845,000	15,689,917
U.S. Treasury Bill, 7/9/2026, 3.87%(f)	8,571,000	8,296,664
U.S. Treasury Bill, 8/6/2026, 3.86%(f)	1,254,000	1,210,509
		25,197,090

TOTAL SHORT-TERM INVESTMENTS (Cost $25,251,167)		25,267,379

TOTAL INVESTMENTS - 102.6% (Cost $35,327,093)		$35,393,380
Liabilities in Excess of Other Assets - (2.6)%		(900,191)
TOTAL NET ASSETS - 100.0%		$34,493,189

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(f)	The rate shown is the annualized effective yield as of August 31, 2025.

(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SoFi Enhanced Yield ETF

Schedule of Written Options Contracts

August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (4.3)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (4.3)%
S&P 500 Index, Expiration: 9/26/2025; Exercise Price: $5,750.00	$(1,337,273,820)	(2,070)	$(1,480,050)

TOTAL WRITTEN OPTIONS (Premiums received $1,417,589)			(1,480,050)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

SoFi Next 500 ETF

Schedule of Investments

August 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 4.1%
Bank OZK	650	$34,105
Cadence Bank	3,333	125,454
Columbia Banking System, Inc.(a)	1,054	28,216
Comerica, Inc.	527	37,196
Commerce Bancshares, Inc.(a)	522	32,333
Cullen/Frost Bankers, Inc.	272	35,096
East West Bancorp, Inc.	733	77,068
First Financial Bankshares, Inc.	693	25,759
First Horizon Corp.	2,215	50,059
FNB Corp.	1,957	32,662
Glacier Bancorp, Inc.(a)	612	30,080
Hancock Whitney Corp.	380	23,910
Home BancShares, Inc.	957	28,480
Old National Bancorp(a)	1,838	42,072
Pinnacle Financial Partners, Inc.	410	39,860
Prosperity Bancshares, Inc.	485	33,528
SouthState Bank Corp.	644	65,727
Synovus Financial Corp.	612	31,585
UMB Financial Corp.(a)	404	49,248
United Bankshares, Inc.	685	26,263
Valley National Bancorp	2,242	23,451
Webster Financial Corp.	789	49,092
Western Alliance Bancorp(a)	621	55,610
Wintrust Financial Corp.	401	55,053
Zions Bancorp., N.A.	727	42,173
		1,074,080

Consumer Discretionary Products - 3.5%
Armstrong World Industries, Inc.	214	41,895
BorgWarner, Inc.	965	41,263
Champion Homes, Inc.	342	25,807
Crocs, Inc.(a)(b)	245	21,364
Fortune Brands Innovations, Inc.	609	35,639
Gentex Corp.	999	27,982
Hasbro, Inc.	575	46,673
Lear Corp.	232	25,520
Mattel, Inc.	1,437	26,297
Meritage Homes Corp.	338	26,259
Mohawk Industries, Inc.(b)	298	39,542
PVH Corp.(a)	214	18,044
Ralph Lauren Corp. - Class A	178	52,853
Rivian Automotive, Inc. - Class A(a)(b)	4,319	58,609
SharkNinja, Inc.	440	51,462
Skechers USA, Inc. - Class A(b)	550	34,694
Tapestry, Inc.	879	89,500
Taylor Morrison Home Corp. - Class A(b)	510	34,359

The accompanying notes are an integral part of these financial statements.

Tempur Sealy International, Inc.	958	80,424
Thor Industries, Inc.	198	21,701
Toll Brothers, Inc.	473	65,747
VF Corp.	1,767	26,735
Whirlpool Corp.(a)	201	18,723
		911,092

Consumer Discretionary Services - 5.6%
Boyd Gaming Corp.(a)	277	23,783
Bright Horizons Family Solutions, Inc.(b)	350	41,314
Brinker International, Inc.	312	48,666
Caesars Entertainment, Inc.(b)	904	24,200
Cava Group, Inc.(a)(b)	1,397	94,367
Choice Hotels International, Inc.	130	15,546
Churchill Downs, Inc.	357	37,032
Dutch Bros, Inc. - Class A(b)	2,369	170,165
Grand Canyon Education, Inc.(b)	133	26,809
Hyatt Hotels Corp. - Class A(a)	274	39,533
Light & Wonder, Inc.(a)(b)	366	33,844
MGM Resorts International	1,015	40,285
Norwegian Cruise Line Holdings Ltd.(b)	3,926	97,522
Planet Fitness, Inc. - Class A	438	45,903
Service Corp. International	663	52,543
Stride, Inc.(b)	216	35,249
Texas Roadhouse, Inc. - Class A	375	64,706
TKO Group Holdings, Inc. - Class A	1,661	314,859
Vail Resorts, Inc.(a)	179	29,320
Viking Holdings Ltd.(a)(b)	1,308	83,215
Wingstop, Inc.	192	62,999
Wyndham Hotels & Resorts, Inc.(a)	356	30,833
Wynn Resorts Ltd.	403	51,080
		1,463,773

Consumer Staple Products - 2.3%
BellRing Brands, Inc.(b)	1,011	41,502
Cal-Maine Foods, Inc.	480	55,507
Campbell’s Co.	988	31,547
Celsius Holdings, Inc.(b)	875	55,020
Darling Ingredients, Inc.(b)	544	18,474
elf Beauty, Inc.(b)	476	59,500
Flowers Foods, Inc.(a)	945	14,213
Hormel Foods Corp.	1,279	32,538
Ingredion, Inc.	243	31,478
Lamb Weston Holdings, Inc.	601	34,575
Lancaster Colony Corp.	107	19,538
Molson Coors Beverage Co. - Class B(a)	777	39,231
Perrigo Co. PLC(a)	642	15,241
Post Holdings, Inc.(b)	251	28,401
Primo Brands Corp.	5,164	129,668
		606,433

The accompanying notes are an integral part of these financial statements.

Financial Services - 10.0%
Affiliated Managers Group, Inc.	122	27,428
Affirm Holdings, Inc. - Class A(b)	2,474	218,850
AGNC Investment Corp. - REIT(a)	17,786	173,591
Air Lease Corp. - Class A	428	25,770
Ally Financial, Inc.	1,231	50,533
Annaly Capital Management, Inc. - REIT	4,356	92,304
Blue Owl Capital, Inc. - Class A	10,205	188,997
Carlyle Group, Inc.	3,699	238,807
Essent Group Ltd.	479	30,052
Euronet Worldwide, Inc.(b)	198	18,452
Evercore, Inc. - Class A	234	75,243
First American Financial Corp.	562	37,092
Franklin Resources, Inc.	1,719	44,110
GATX Corp.	191	32,147
Hamilton Lane, Inc. - Class A	333	51,395
Houlihan Lokey, Inc. - Class A	349	69,538
Invesco Ltd.	3,921	85,831
J.M. Smucker Co.	1,023	66,342
MARA Holdings, Inc.(b)	4,277	68,346
MarketAxess Holdings, Inc.	178	32,723
MGIC Investment Corp.	1,007	28,025
Morningstar, Inc.	150	39,363
Mr. Cooper Group, Inc.(b)	378	71,264
OneMain Holdings, Inc. - Class A	604	37,363
Piper Sandler Cos.	107	35,716
Radian Group, Inc.	623	21,730
Rithm Capital Corp. - REIT	3,611	44,704
SEI Investments Co.	499	44,052
Shift4 Payments, Inc. - Class A(a)(b)	541	48,923
SLM Corp.(a)	816	25,524
SoFi Technologies, Inc.(b)	9,329	238,263
Starwood Property Trust, Inc. - REIT	1,552	31,459
Stifel Financial Corp.	569	65,600
TPG, Inc. - Class A	1,910	115,268
Upstart Holdings, Inc.(b)	657	48,145
Voya Financial, Inc.	448	33,640
Western Union Co.	1,530	13,265
WEX, Inc.(a)(b)	168	28,787
		2,598,642

Health Care - 10.1%
ADMA Biologics, Inc.(b)	4,152	71,664
Alkermes PLC(b)	545	15,789
Avantor, Inc.(a)(b)	3,230	43,508
Axsome Therapeutics, Inc.(b)	307	37,233
Bio-Rad Laboratories, Inc. - Class A(b)	80	23,830
Bio-Techne Corp.(a)	821	44,851
Bridgebio Pharma, Inc.(a)(b)	1,706	88,303
Bruker Corp.	660	22,427
Charles River Laboratories International, Inc.(b)	610	99,619
Chemed Corp.	78	35,720

The accompanying notes are an integral part of these financial statements.

Corcept Therapeutics, Inc.(b)	825	57,519
Cytokinetics, Inc.(a)(b)	2,022	71,437
DaVita, Inc.(b)	198	27,276
Elanco Animal Health, Inc.(a)(b)	2,007	36,828
Encompass Health Corp.	551	67,090
Ensign Group, Inc.	316	54,282
Exact Sciences Corp.(b)	661	31,345
Exelixis, Inc.(b)	1,780	66,608
Glaukos Corp.(b)	386	36,987
Globus Medical, Inc. - Class A(b)	1,766	108,203
Guardant Health, Inc.(a)(b)	1,032	69,577
Haemonetics Corp.(a)(b)	273	14,889
Halozyme Therapeutics, Inc.(b)	745	54,497
HealthEquity, Inc.(b)	548	48,953
Henry Schein, Inc.(b)	528	36,738
Insmed, Inc.(b)	1,026	139,639
Inspire Medical Systems, Inc.(b)	296	27,732
Integer Holdings Corp.(a)(b)	194	20,927
Ionis Pharmaceuticals, Inc.(b)	553	23,577
Jefferies Financial Group, Inc.(b)	378	48,290
Krystal Biotech, Inc.(b)	622	91,869
Lantheus Holdings, Inc.(b)	562	30,854
Masimo Corp.(a)	205	28,641
Medpace Holdings, Inc.(b)	129	61,341
Merit Medical Systems, Inc.(a)(b)	335	30,331
Neurocrine Biosciences, Inc.(b)	593	82,783
Option Care Health, Inc.(b)	872	25,009
Organon & Co.	1,724	16,240
Penumbra, Inc.(b)	460	125,414
QIAGEN NV(a)	1,450	67,425
Repligen Corp.(b)	353	43,179
Revolution Medicines, Inc.(a)(b)	651	24,718
Sarepta Therapeutics, Inc.(b)	1,867	33,979
Solventum Corp.(b)	643	46,997
Teleflex, Inc.	455	57,517
Tempus AI, Inc. - Class A(b)	512	38,840
Tenet Healthcare Corp.	489	90,137
TG Therapeutics, Inc.(b)	2,580	75,671
United Therapeutics Corp.(b)	264	80,457
Universal Health Services, Inc. - Class B	302	54,837
		2,631,577

Industrial Products - 12.4%
A.O. Smith Corp.(a)	486	34,647
AAON, Inc.(a)	262	21,733
Acuity Brands, Inc.	139	45,379
AeroVironment, Inc.(b)	182	43,926
AGCO Corp.	201	21,746
Allegion PLC(a)	409	69,448
Allison Transmission Holdings, Inc.	389	33,964
ATI, Inc.	514	39,856
Badger Meter, Inc.	180	32,926

The accompanying notes are an integral part of these financial statements.

Belden, Inc.	170	22,134
Bloom Energy Corp. - Class A(b)	1,983	104,980
BWX Technologies, Inc.	464	75,187
Chart Industries, Inc.(a)(b)	417	83,133
CNH Industrial NV - Class A	2,885	33,033
Cognex Corp.	839	36,866
Crane Co.	231	42,804
CSW Industrials, Inc.	94	25,713
Curtiss-Wright Corp.	180	86,067
Donaldson Co., Inc.	560	44,615
Esab Corp.	261	30,112
Federal Signal Corp.	262	32,223
Flowserve Corp.	657	35,255
FTAI Aviation Ltd.	2,020	310,777
Gates Industrial Corp. PLC(b)	980	25,049
Generac Holdings, Inc.	307	56,872
Graco, Inc.	721	61,566
HEICO Corp. - Class A	466	114,175
HEICO Corp.	259	80,813
Hexcel Corp.	410	25,891
Huntington Ingalls Industries, Inc.	166	44,951
Itron, Inc.(a)(b)	290	35,653
ITT, Inc.	409	69,632
JBT Marel Corp.	220	31,524
Kratos Defense & Security Solutions, Inc.(a)(b)	1,116	73,477
Lincoln Electric Holdings, Inc.	233	56,533
Littelfuse, Inc.	99	25,723
Middleby Corp.(a)	225	30,791
Modine Manufacturing Co.(a)	221	30,085
Moog, Inc. - Class A	136	26,636
MSA Safety, Inc.	257	43,844
Mueller Water Products, Inc. - Class A	1,057	27,862
Nordson Corp.	250	56,272
nVent Electric PLC	613	55,409
Oshkosh Corp.	346	48,222
RBC Bearings, Inc.	150	58,494
Regal Rexnord Corp.(a)	482	71,977
Rocket Lab Corp.(a)(b)	5,256	255,442
Sensata Technologies Holding PLC	2,470	80,374
Spirit AeroSystems Holdings, Inc. - Class A	463	19,256
SPX Technologies, Inc.	232	43,409
Timken Co.	260	20,080
Toro Co.	475	38,503
Trimble, Inc.(b)	1,407	113,714
Valmont Industries, Inc.	97	35,611
Vontier Corp.	600	25,746
Watts Water Technologies, Inc. - Class A	138	38,212
Woodward, Inc.	282	69,603
Zurn Elkay Water Solutions Corp.	697	31,616
		3,229,541

The accompanying notes are an integral part of these financial statements.

Industrial Services - 6.6%
ADT, Inc.	6,102	53,148
AECOM	1,002	125,140
Alaska Air Group, Inc.	768	48,215
American Airlines Group, Inc.	2,933	39,214
API Group Corp.(b)(c)	1,448	51,665
Applied Industrial Technologies, Inc., ADR	196	51,662
Aramark	907	35,473
Casella Waste Systems, Inc. - Class A(b)	423	41,691
CH Robinson Worldwide, Inc.	561	72,201
Clean Harbors, Inc.(b)	242	58,615
Comfort Systems USA, Inc.	280	196,946
Core & Main, Inc. - Class A(b)	553	35,790
Dycom Industries, Inc.(b)	135	34,083
Exponent, Inc.	242	17,274
Fluor Corp.	2,580	105,832
FTI Consulting, Inc.(b)	167	28,163
GEO Group, Inc. - REIT	1,155	23,955
GXO Logistics, Inc.(a)(b)	690	36,328
H&R Block, Inc.	616	31,016
Installed Building Products, Inc.(a)	113	29,586
Kirby Corp.	264	25,661
Knight-Swift Transportation Holdings, Inc. - Class A	820	35,998
Landstar System, Inc.	146	19,320
MasTec, Inc.(b)	487	88,483
MSC Industrial Direct Co., Inc. - Class A(a)	175	15,790
Robert Half, Inc.	368	13,734
Ryder System, Inc.	200	37,504
Saia, Inc.(b)	137	40,615
SiteOne Landscape Supply, Inc.(b)	205	29,364
Sterling Infrastructure, Inc.(b)	134	37,323
Tetra Tech, Inc.	1,487	54,156
TopBuild Corp.(b)	137	57,644
WESCO International, Inc.	193	42,429
WillScot Holdings Corp.	1,623	39,341
XPO, Inc.(b)	554	71,854
		1,725,213

Insurance - 4.4%
American Financial Group, Inc.	362	49,181
Assurant, Inc.	244	52,609
Assured Guaranty Ltd.(a)	176	14,467
Axis Capital Holdings Ltd.	440	43,375
Corebridge Financial, Inc.(a)	1,788	62,169
Equitable Holdings, Inc.	1,799	95,815
Erie Indemnity Co. - Class A	156	55,283
Globe Life, Inc.	429	60,038
Hanover Insurance Group, Inc.	497	86,220
Jackson Financial, Inc. - Class A	324	32,011
Kinsale Capital Group, Inc.(a)	157	71,820
Lincoln National Corp.	2,086	89,552
Old Republic International Corp.	1,296	51,801

The accompanying notes are an integral part of these financial statements.

Primerica, Inc.	175	47,134
Reinsurance Group of America, Inc.	420	81,812
RenaissanceRe Holdings Ltd.(a)	338	82,131
RLI Corp.	463	31,359
Ryan Specialty Holdings, Inc. - Class A(a)	998	56,417
Selective Insurance Group, Inc.(a)	372	29,102
Unum Group	759	53,024
		1,145,320

Materials - 4.1%
Advanced Drainage Systems, Inc.(a)	309	44,487
Albemarle Corp.(a)	396	33,628
Alcoa Corp.	4,438	142,859
AptarGroup, Inc.	304	42,338
Axalta Coating Systems Ltd.(b)	1,076	33,636
Balchem Corp.	148	23,989
Boise Cascade Co.	172	14,964
Cabot Corp.	262	21,369
Carpenter Technology Corp.	265	63,833
Celanese Corp.	387	18,433
Cleveland-Cliffs, Inc.(a)	1,482	15,932
Commercial Metals Co.	441	25,433
Crown Holdings, Inc.	498	49,491
Eagle Materials, Inc.	140	32,326
Eastman Chemical Co.	516	36,295
Element Solutions, Inc.	1,204	30,967
FMC Corp.	561	21,935
Graphic Packaging Holding Co.(a)	1,513	33,695
Knife River Corp.(a)(b)	260	21,060
Louisiana-Pacific Corp.	377	35,857
Mosaic Co.	1,243	41,516
Royal Gold, Inc.(a)	412	73,987
Sealed Air Corp.	605	19,644
Silgan Holdings, Inc.	337	15,812
Simpson Manufacturing Co., Inc.	203	38,797
Sonoco Products Co.	658	31,091
Southern Copper Corp.(a)	596	57,266
Trex Co., Inc.(b)	534	32,910
UFP Industries, Inc.	253	25,545
		1,079,095

Media - 3.8%
Fox Corp. - Class A	1,141	68,118
Fox Corp. - Class B	729	39,767
Interpublic Group of Cos., Inc.	1,563	41,951
Liberty Broadband Corp. - Class C(b)	486	29,578
Lyft, Inc. - Class A(b)	3,842	62,317
Maplebear, Inc.(a)(b)	900	39,033
Match Group, Inc.	1,038	38,759
New York Times Co. - Class A	735	43,983
News Corp. - Class A	1,737	51,085
Nexstar Media Group, Inc. - Class A	155	31,702

The accompanying notes are an integral part of these financial statements.

Paramount Skydance Corp. - Class B	2,277	33,472
Reddit, Inc. - Class A(a)(b)	1,188	267,395
Roku, Inc. - Class A(b)	1,036	100,036
Sirius XM Holdings, Inc.	760	17,966
Warner Music Group Corp. - Class A(a)	605	20,177
Zillow Group, Inc. - Class C(a)(b)	1,126	94,933
		980,272

Oil & Gas - 4.0%
Antero Midstream Corp.	1,602	28,499
Antero Resources Corp.(b)	4,066	129,787
APA Corp.(a)	1,984	46,068
Archrock, Inc.	1,168	28,920
Chord Energy Corp.	439	48,242
CNX Resources Corp.	997	29,112
DT Midstream, Inc.	487	50,736
Golar LNG Ltd.	541	23,707
Hess Midstream LP - Class A	714	29,417
HF Sinclair Corp.	569	28,951
Magnolia Oil & Gas Corp. - Class A(a)	968	24,084
Matador Resources Co.	858	43,209
Murphy USA, Inc.	72	27,108
NOV, Inc.(a)	1,677	22,287
Ovintiv, Inc.	1,019	42,920
Permian Resources Corp. - Class A	6,728	96,143
Range Resources Corp.	1,237	42,392
TechnipFMC PLC	7,185	264,120
Viper Energy, Inc. - Class A	899	35,821
		1,041,523

Real Estate - 6.1%
Agree Realty Corp. - REIT(a)	655	47,645
American Healthcare REIT, Inc. - REIT	1,112	47,582
American Homes 4 Rent - Class A - REIT	1,519	54,411
Americold Realty Trust, Inc. - REIT	1,813	26,180
Brixmor Property Group, Inc. - REIT	1,470	41,145
BXP, Inc. - REIT	2,438	176,779
Camden Property Trust - REIT	424	47,480
CareTrust REIT, Inc. - REIT	1,717	59,082
Cousins Properties, Inc. - REIT	828	24,418
CubeSmart - REIT	949	38,833
EastGroup Properties, Inc. - REIT	302	51,207
Equity LifeStyle Properties, Inc. - REIT	838	50,523
Essential Properties Realty Trust, Inc. - REIT	1,429	44,756
Federal Realty Investment Trust - REIT	377	37,907
First Industrial Realty Trust, Inc. - REIT	660	34,716
Gaming and Leisure Properties, Inc. - REIT	1,359	65,246
Healthcare Realty Trust, Inc. - REIT(a)	1,414	24,575
Independence Realty Trust, Inc. - REIT(a)	1,645	29,791
Jones Lang LaSalle, Inc.	305	93,199
Kilroy Realty Corp. - REIT(a)	541	22,500
Kite Realty Group Trust - REIT	3,390	77,360

The accompanying notes are an integral part of these financial statements.

Lamar Advertising Co. - Class A - REIT(a)	416	52,936
NNN REIT, Inc. - REIT	856	36,731
Omega Healthcare Investors, Inc. - REIT(a)	1,685	71,730
Phillips Edison & Co., Inc. - REIT	681	23,964
Rayonier, Inc. - REIT	984	25,860
Regency Centers Corp. - REIT	904	65,540
Rexford Industrial Realty, Inc. - REIT	1,446	59,879
Ryman Hospitality Properties, Inc. - REIT	265	26,179
Sabra Health Care REIT, Inc. - REIT(a)	2,716	51,903
STAG Industrial, Inc. - Class A - REIT(a)	894	32,944
Terreno Realty Corp. - REIT	612	35,355
Vornado Realty Trust - REIT	634	24,111
		1,602,467

Renewable Energy - 0.4%
Enphase Energy, Inc.(b)	469	17,681
NEXTracker, Inc. - Class A(b)	1,261	84,815
		102,496

Retail & Wholesale - Discretionary - 3.2%
Abercrombie & Fitch Co.(a)	287	26,843
Asbury Automotive Group, Inc.	108	27,166
AutoNation, Inc.(b)	105	23,003
Bath & Body Works, Inc.	881	25,734
Chewy, Inc. - Class A(b)	2,174	89,047
Dick’s Sporting Goods, Inc.(a)	265	56,392
Etsy, Inc.(b)	490	25,975
FirstCash Holdings, Inc.	183	26,951
Floor & Decor Holdings, Inc. - Class A(b)	463	37,929
Freshpet, Inc.(b)	372	20,765
GameStop Corp. - Class A(a)	6,076	136,163
Gap, Inc.(a)	910	20,029
Group 1 Automotive, Inc.	72	33,464
Lithia Motors, Inc.	144	48,482
LKQ Corp.	1,076	35,099
Pool Corp.	156	48,471
QXO, Inc.	6,723	135,334
Valvoline, Inc.	651	25,246
		842,093

Retail & Wholesale - Staples - 1.5%
Albertsons Cos., Inc. - Class A	1,819	35,398
BJ’s Wholesale Club Holdings, Inc.(b)	573	55,971
Five Below, Inc.(b)	245	35,549
Hims & Hers Health, Inc. - Class A(a)(b)	1,675	70,936
Ollie’s Bargain Outlet Holdings, Inc.(b)	300	38,052
Performance Food Group Co.(b)	748	75,847
US Foods Holding Corp.(b)	1,070	83,032
		394,785

Software & Tech Services - 9.8%
ACI Worldwide, Inc.(b)	549	27,093

The accompanying notes are an integral part of these financial statements.

Amdocs Ltd.	479	40,988
Appfolio, Inc. - Class A(b)	402	111,507
Bentley Systems, Inc. - Class B(a)	752	41,849
BILL Holdings, Inc.(b)	785	36,440
Box, Inc. - Class A(a)(b)	700	22,841
CACI International, Inc. - Class A(b)	127	60,924
Clearwater Analytics Holdings, Inc. - Class A(b)	3,784	78,215
Commvault Systems, Inc. (b)	699	130,465
Confluent, Inc. - Class A(a)(b)	2,254	44,764
CoreWeave, Inc. - Class A(b)	2,766	285,009
Dayforce, Inc.(b)	1,730	120,702
Doximity, Inc. - Class A(b)	770	52,314
Dropbox, Inc. - Class A(b)	975	28,334
Duolingo, Inc. - Class A(a)(b)	379	112,889
Dynatrace, Inc.(a)(b)	1,983	100,340
Elastic NV(a)(b)	493	41,935
EPAM Systems, Inc.(b)	257	45,325
ExlService Holdings, Inc.(b)	793	34,718
Gitlab, Inc. - Class A(a)(b)	2,625	126,053
Globant SA(b)	272	18,295
Insight Enterprises, Inc.(b)	127	16,530
IonQ, Inc.(a)(b)	2,691	115,013
KBR, Inc.	916	46,221
Kyndryl Holdings, Inc.(b)	1,167	37,099
Maximus, Inc.	302	26,552
Parsons Corp.(b)	359	28,756
Paycom Software, Inc.	275	62,466
Paylocity Holding Corp.(b)	276	49,467
Pegasystems, Inc.(a)	598	32,418
Procore Technologies, Inc.(b)	708	49,213
Q2 Holdings, Inc.(b)	509	40,074
Qualys, Inc.(b)	198	26,890
Rubrik, Inc. - Class A(b)	542	48,455
Samsara, Inc. - Class A(b)	2,487	89,880
Science Applications International Corp.(a)	203	23,893
SentinelOne, Inc. - Class A(a)(b)	2,447	46,150
ServiceTitan, Inc. - Class A(b)	276	29,595
SPS Commerce, Inc.(b)	266	29,340
Tenable Holdings, Inc.(b)	1,297	40,103
UiPath, Inc. - Class A(b)	3,576	39,765
Unity Software, Inc.(a)(b)	1,356	53,440
Varonis Systems, Inc.(b)	602	35,530
Workiva, Inc. - Class A(a)(b)	427	35,116
		2,562,966

Tech Hardware & Semiconductors - 5.1%
Arrow Electronics, Inc.	183	23,118
Astera Labs, Inc.(b)	1,584	288,605
Avnet, Inc.	361	19,700
Ciena Corp.(b)	701	65,873
Cirrus Logic, Inc.(b)	257	29,347
Coherent Corp.	1,448	131,001

The accompanying notes are an integral part of these financial statements.

Dolby Laboratories, Inc. - Class A	308	22,077
F5, Inc.(b)	289	90,497
InterDigital, Inc.(a)	244	66,297
Jabil, Inc.	375	76,811
Lattice Semiconductor Corp.(b)	523	34,717
Lumentum Holdings, Inc.(b)	293	38,913
MACOM Technology Solutions Holdings, Inc.(a)(b)	426	54,592
MKS Instruments, Inc.(a)	362	37,409
Onto Innovation, Inc.(b)	333	35,298
Qorvo, Inc.(b)	1,502	136,231
Rambus, Inc.(b)	799	58,942
Sanmina Corp.(b)	227	26,677
Silicon Laboratories, Inc.(b)	96	12,898
TD SYNNEX Corp.(a)	350	51,825
Universal Display Corp.	213	29,520
		1,330,348

Telecommunications - 0.1%
Frontier Communications Parent, Inc.(b)	858	31,815
GCI Liberty, Inc. - Class C(b)	98	3,591
GCI Liberty, Inc.(b)(d)	806	—
		35,406

Utilities - 2.6%
AES Corp.	5,687	77,002
Black Hills Corp.	307	18,362
Essential Utilities, Inc.	1,123	44,370
IDACORP, Inc.(a)	252	31,525
MDU Resources Group, Inc.	594	9,676
National Fuel Gas Co.(a)	1,163	100,879
New Jersey Resources Corp.	519	24,544
OGE Energy Corp.	1,098	49,037
ONE Gas, Inc.	208	15,912
Ormat Technologies, Inc.	280	25,729
Pinnacle West Capital Corp.	604	53,973
Portland General Electric Co.	630	26,951
Southwest Gas Holdings, Inc.	241	19,251
Spire, Inc.	248	18,997
Talen Energy Corp.(b)	282	106,855
TXNM Energy, Inc.	508	28,773
UGI Corp.(a)	964	33,393
		685,229

TOTAL COMMON STOCKS (Cost $23,335,207)		26,042,351

SHORT-TERM INVESTMENTS - 18.7%
Investments Purchased with Proceeds from Securities Lending -18.6%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	4,841,703	4,841,703

The accompanying notes are an integral part of these financial statements.

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(e)	35,940	35,940

TOTAL SHORT-TERM INVESTMENTS (Cost $4,877,643)		4,877,643

TOTAL INVESTMENTS - 118.4% (Cost $28,212,850)		$30,919,994
Liabilities in Excess of Other Assets - (18.4)%		(4,813,088)
TOTAL NET ASSETS - 100.0%		$26,106,906

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of August 31, 2025. The total market value of these securities was $4,709,970 which represented 18.0% of net assets.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

SoFi Select 500 ETF

Schedule of Investments

August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 3.1%
Bank of America Corp.	50,549	$2,564,856
Citigroup, Inc.	14,094	1,361,058
Citizens Financial Group, Inc.	2,523	131,903
Fifth Third Bancorp	5,621	257,273
First Citizens BancShares, Inc. - Class A(a)	65	128,954
Huntington Bancshares, Inc.	11,794	210,051
JPMorgan Chase & Co.	25,858	7,794,118
KeyCorp	10,865	210,347
M&T Bank Corp.	1,302	262,561
PNC Financial Services Group, Inc.	2,566	532,291
Regions Financial Corp.	5,762	157,821
Truist Financial Corp.	24,087	1,127,753
U.S. Bancorp	10,287	502,314
Wells Fargo & Co.	21,065	1,731,122
		16,972,422

Consumer Discretionary Products - 1.4%
D.R. Horton, Inc.	1,942	329,130
Deckers Outdoor Corp.(b)	1,335	159,706
Ford Motor Co.	29,945	352,453
General Motors Co.	6,930	406,029
Lennar Corp. - Class A	1,499	199,577
Masco Corp.	1,266	92,912
Nike, Inc. - Class B	6,285	486,270
NVR, Inc.	17	138,000
PulteGroup, Inc.	1,221	161,196
Tesla, Inc.(b)	15,101	5,041,771
		7,367,044

Consumer Discretionary Services - 1.5%
Carnival Corp.	19,348	617,008
Chipotle Mexican Grill, Inc. - Class A(b)	13,132	553,382
Darden Restaurants, Inc.	834	172,588
Domino’s Pizza, Inc.	174	79,744
DraftKings, Inc. - Class A(b)	8,107	388,974
Flutter Entertainment PLC	4,924	1,512,505
Hilton Worldwide Holdings, Inc.	1,830	505,190
Las Vegas Sands Corp.	2,397	138,139
Live Nation Entertainment, Inc.(b)	1,673	278,538
Marriott International, Inc. - Class A	1,518	406,611
McDonald’s Corp.	4,337	1,359,823
Royal Caribbean Cruises Ltd.(a)	2,856	1,037,356
Starbucks Corp.	6,798	599,516
Yum! Brands, Inc.	1,704	250,437
		7,899,811

The accompanying notes are an integral part of these financial statements.

Consumer Staple Products - 2.2%
Altria Group, Inc.	10,211	686,281
Brown-Forman Corp. - Class B(a)	2,030	60,778
Church & Dwight Co., Inc.	1,906	177,563
Clorox Co.	2,361	279,070
Coca-Cola Co.	24,187	1,668,661
Colgate-Palmolive Co.	5,389	453,053
Conagra Brands, Inc.	3,007	57,524
Constellation Brands, Inc. - Class A	1,131	183,154
Estee Lauder Cos., Inc. - Class A	1,615	148,144
General Mills, Inc.	3,004	148,187
Hershey Co.	969	178,054
J.M. Smucker Co.	845	93,381
Kellanova	1,432	113,844
Kenvue, Inc.	12,399	256,783
Keurig Dr Pepper, Inc.	8,046	234,058
Kimberly-Clark Corp.	2,016	260,346
Kraft Heinz Co.(a)	4,790	133,976
McCormick & Co., Inc.	1,582	111,326
Mondelez International, Inc. - Class A	7,258	445,932
Monster Beverage Corp.(b)	4,917	306,870
PepsiCo, Inc.	8,477	1,260,106
Philip Morris International, Inc.	11,380	1,901,940
Procter & Gamble Co.	14,373	2,257,136
Tyson Foods, Inc. - Class A	4,394	249,492
		11,665,659

Financial Services - 7.1%
American Express Co.	4,635	1,535,483
Ameriprise Financial, Inc.	786	404,641
Apollo Global Management, Inc.	1,765	240,446
Ares Management Corp.(a)	1,574	282,061
Bank of New York Mellon Corp.	7,108	750,605
Blackrock, Inc.	1,368	1,541,927
Blackstone, Inc.	10,476	1,795,586
Block, Inc. - Class A(b)	14,085	1,121,729
Broadridge Financial Solutions, Inc.	884	225,968
Capital One Financial Corp.	4,902	1,113,832
Cboe Global Markets, Inc.	644	151,952
Charles Schwab Corp.	11,120	1,065,741
CME Group, Inc. - Class A	2,874	765,950
Coinbase Global, Inc. - Class A(b)	5,844	1,779,732
Corpay, Inc.(b)	451	146,877
Equifax, Inc.	883	217,483
FactSet Research Systems, Inc.	255	95,197
Fair Isaac Corp.	190	289,112
Fidelity National Financial, Inc.	3,400	203,558
Fidelity National Information Services, Inc.	5,068	353,797
Fiserv, Inc.(b)	4,233	584,916
Global Payments, Inc.	2,297	204,019
Goldman Sachs Group, Inc.	2,863	2,133,651
Interactive Brokers Group, Inc. - Class A	4,294	267,259

The accompanying notes are an integral part of these financial statements.

Intercontinental Exchange, Inc.	5,027	887,768
Jackson Financial, Inc.	527	86,038
KKR & Co., Inc.	9,915	1,383,043
LPL Financial Holdings, Inc.	619	225,613
Mastercard, Inc. - Class A	6,426	3,825,333
Moody’s Corp.	1,653	842,633
Morgan Stanley	10,437	1,570,560
MSCI, Inc. - Class A	625	354,825
Nasdaq, Inc.	5,021	475,689
Northern Trust Corp.	2,988	392,265
PayPal Holdings, Inc.(b)	7,221	506,842
Raymond James Financial, Inc.	1,322	224,000
Robinhood Markets, Inc. - Class A(b)	18,419	1,916,129
S&P Global, Inc.	2,958	1,622,285
State Street Corp.	3,219	370,088
Synchrony Financial	4,354	332,384
T. Rowe Price Group, Inc.	1,361	146,471
Toast, Inc. - Class A(b)	14,297	644,795
Tradeweb Markets, Inc. - Class A	1,513	186,644
TransUnion	3,248	287,123
Verisk Analytics, Inc. - Class A	850	227,902
Visa, Inc. - Class A(a)	13,142	4,623,093
		38,403,045

Health Care - 10.4%
Abbott Laboratories, ADR	16,273	2,158,776
AbbVie, Inc.	19,627	4,129,521
Agilent Technologies, Inc.	1,479	185,851
Align Technology, Inc.(b)	594	84,324
Alnylam Pharmaceuticals, Inc.(b)	1,503	671,105
Amgen, Inc.	5,717	1,644,838
Baxter International, Inc.	2,273	56,120
Becton Dickinson & Co.	3,178	613,290
Biogen, Inc.(b)	783	103,528
BioMarin Pharmaceutical, Inc.(b)	2,709	157,853
Boston Scientific Corp.(b)	18,637	1,966,204
Bristol-Myers Squibb Co.	11,954	563,990
Cardinal Health, Inc.	2,033	302,470
Cencora, Inc.	1,389	405,046
Centene Corp.(b)	3,408	98,968
Cigna Group	3,067	922,768
Cooper Cos., Inc.	1,682	113,358
CVS Health Corp.	7,290	533,264
Danaher Corp.	3,935	809,902
Dexcom, Inc.(b)	2,831	213,288
Edwards Lifesciences Corp.(b)	3,845	312,752
Elevance Health, Inc.	1,500	477,975
Eli Lilly & Co.	16,068	11,771,095
GE HealthCare Technologies, Inc.	2,612	192,583
Gilead Sciences, Inc.	27,362	3,091,085
HCA Healthcare, Inc.	1,252	505,758

The accompanying notes are an integral part of these financial statements.

Hologic, Inc.(b)	1,253	84,101
Humana, Inc.	849	257,807
IDEXX Laboratories, Inc.(b)	632	408,961
Illumina, Inc.(b)	1,180	117,953
Incyte Corp.(b)	2,487	210,425
Insulet Corp.(b)	900	305,892
Intuitive Surgical, Inc.(b)	3,919	1,854,843
IQVIA Holdings, Inc.(b)	1,227	234,124
Johnson & Johnson	17,624	3,122,444
Labcorp Holdings, Inc.	807	224,338
McKesson Corp.	1,081	742,258
Medtronic PLC	9,284	861,648
Merck & Co., Inc.	52,902	4,450,116
Mettler-Toledo International, Inc.(a)(b)	131	170,436
Moderna, Inc.(a)(b)	1,332	32,088
Molina Healthcare, Inc.(b)	539	97,467
Natera, Inc.(b)	2,010	338,183
Pfizer, Inc.	92,848	2,298,917
Quest Diagnostics, Inc.	567	102,990
Regeneron Pharmaceuticals, Inc.	817	474,432
ResMed, Inc.(a)	1,047	287,412
Revvity, Inc.	738	66,501
Royalty Pharma PLC - Class A	2,381	85,668
STERIS PLC	631	154,633
Stryker Corp.	2,678	1,048,196
Thermo Fisher Scientific, Inc.	2,284	1,125,373
UnitedHealth Group, Inc.	7,238	2,242,839
Vertex Pharmaceuticals, Inc.(b)	4,509	1,763,109
Viatris, Inc.	7,152	75,454
Waters Corp.(b)	342	103,216
West Pharmaceutical Services, Inc.	371	91,618
Zimmer Biomet Holdings, Inc.(a)	1,756	186,312
Zoetis, Inc. - Class A	3,370	527,068
		56,232,534

Industrial Products - 4.8%
3M Co.	2,971	462,080
AMETEK, Inc.	1,404	259,459
Amphenol Corp.	15,985	1,740,127
Axon Enterprise, Inc.(b)	1,079	806,326
Boeing Co.(b)	2,790	654,757
Carrier Global Corp.	4,660	303,832
Caterpillar, Inc.	2,500	1,047,600
Cummins, Inc.	2,340	932,350
Deere & Co.	920	440,349
Dover Corp.	789	141,120
Eaton Corp. PLC	2,815	982,829
Emerson Electric Co.	4,465	589,380
Fortive Corp.	2,686	128,552
GE Vernova, Inc.	5,135	3,147,601
General Dynamics Corp.	2,058	667,965

The accompanying notes are an integral part of these financial statements.

General Electric Co.	3,924	1,079,885
Honeywell International, Inc.	4,033	885,243
Howmet Aerospace, Inc.	3,288	572,441
Hubbell, Inc.(a)	440	189,636
IDEX Corp.	440	72,380
Illinois Tool Works, Inc.	1,607	425,293
Ingersoll Rand, Inc.	3,265	259,339
Johnson Controls International PLC	3,201	342,155
Keysight Technologies, Inc.(b)	966	157,873
L3Harris Technologies, Inc.	1,537	426,702
Lennox International, Inc.	253	141,139
Lockheed Martin Corp.	1,505	685,723
Northrop Grumman Corp.(a)	1,187	700,377
Otis Worldwide Corp.	2,500	215,950
PACCAR, Inc.	3,249	324,835
Parker-Hannifin Corp.	873	662,913
Pentair PLC	961	103,336
Ralliant Corp.	895	37,420
Rockwell Automation, Inc.	636	218,421
RTX Corp.	15,188	2,408,817
Snap-on, Inc.	366	119,038
Stanley Black & Decker, Inc.	1,048	77,856
TE Connectivity PLC	1,684	347,746
Textron, Inc.	1,435	115,030
Trane Technologies PLC	1,774	737,274
TransDigm Group, Inc.	550	769,384
Veralto Corp.	1,519	161,303
Vertiv Holdings Co. - Class A	3,980	507,649
Westinghouse Air Brake Technologies Corp.	1,467	283,864
Xylem, Inc.	2,421	342,717
		25,676,066

Industrial Services - 1.5%
Automatic Data Processing, Inc.	2,588	786,881
Cintas Corp.	2,362	496,091
CSX Corp.	10,026	325,945
Delta Air Lines, Inc.	4,354	268,990
EMCOR Group, Inc.	438	271,560
Expeditors International of Washington, Inc.	594	71,601
Fastenal Co.	6,668	331,133
FedEx Corp.	1,247	288,144
Janus Henderson Group PLC	911	133,216
JB Hunt Transport Services, Inc.	443	64,231
Norfolk Southern Corp.	1,325	370,973
Old Dominion Freight Line, Inc.	963	145,384
Paychex, Inc.	2,046	285,325
Quanta Services, Inc.	1,339	506,088
Republic Services, Inc. - Class A	1,414	330,834
Rollins, Inc.(a)	2,474	139,880
Southwest Airlines Co.(a)	3,575	117,618
Union Pacific Corp.	3,389	757,679
United Airlines Holdings, Inc.	2,182	229,110

The accompanying notes are an integral part of these financial statements.

United Parcel Service, Inc. - Class B	4,382	383,162
United Rentals, Inc.	560	535,550
W.W. Grainger, Inc.	269	272,631
Waste Management, Inc.	3,326	752,973
Watsco, Inc.	223	89,731
		7,954,730

Insurance - 2.7%
Aflac, Inc.	3,088	329,984
Allstate Corp.	5,379	1,094,357
American International Group, Inc.	2,831	230,217
Aon PLC - Class A	2,002	734,734
Arch Capital Group Ltd.	3,785	346,441
Arthur J. Gallagher & Co.	2,797	846,792
Berkshire Hathaway, Inc. - Class B(b)	7,867	3,956,944
Brown & Brown, Inc.	1,855	179,842
Chubb Ltd.	2,881	792,477
Cincinnati Financial Corp.	1,073	164,813
Everest Group Ltd.	452	154,530
Hartford Financial Services Group, Inc.	2,182	288,700
Markel Group, Inc.(b)	78	152,807
Marsh & McLennan Cos., Inc.	3,662	753,676
MetLife, Inc.	6,806	553,736
Principal Financial Group, Inc.	1,219	98,142
Progressive Corp.	8,155	2,014,774
Prudential Financial, Inc.	4,810	527,464
Travelers Cos., Inc.	2,292	622,301
W.R. Berkley Corp.	2,369	169,833
Willis Towers Watson PLC	1,868	610,444
		14,623,008

Materials - 1.7%
Air Products and Chemicals, Inc.	1,238	364,108
Avery Dennison Corp.	441	75,698
Ball Corp.	1,592	83,803
Carlisle Cos., Inc.(a)	221	85,282
CF Industries Holdings, Inc.	728	63,067
Corteva, Inc.	4,628	343,351
CRH PLC	4,032	455,414
Dow, Inc.	4,178	102,904
DuPont de Nemours, Inc.	4,302	330,910
Ecolab, Inc.	1,916	530,809
Freeport-McMoRan, Inc.	12,010	533,244
International Flavors & Fragrances, Inc.	2,975	200,842
International Paper Co.	4,813	239,110
Linde PLC	2,968	1,419,565
LyondellBasell Industries NV - Class A	1,523	85,821
Martin Marietta Materials, Inc.	449	276,764
Newmont Corp.	24,543	1,825,999
Nucor Corp.	962	143,078
Owens Corning	531	79,740
Packaging Corp. of America	461	100,480

The accompanying notes are an integral part of these financial statements.

PPG Industries, Inc.	1,479	164,509
Reliance, Inc.	286	84,559
RPM International, Inc.	788	98,744
Sherwin-Williams Co.	1,334	488,017
Smurfit WestRock PLC	9,692	459,013
Steel Dynamics, Inc.	700	91,644
Vulcan Materials Co.	784	228,269
		8,954,744

Media - 11.9%
Airbnb, Inc. - Class A(b)	2,877	375,535
Alphabet, Inc. - Class A	62,487	13,304,107
Alphabet, Inc. - Class C	54,995	11,743,082
AppLovin Corp. - Class A(b)	6,033	2,887,334
Booking Holdings, Inc.	268	1,500,545
Charter Communications, Inc. - Class A(a)(b)	446	118,449
Comcast Corp. - Class A	22,224	754,949
DoorDash, Inc. - Class A(b)	8,556	2,098,359
Electronic Arts, Inc.	1,531	263,256
Expedia Group, Inc. - Class A	978	210,074
GoDaddy, Inc. - Class A(b)	884	131,106
Meta Platforms, Inc. - Class A	23,780	17,566,286
Netflix, Inc.(b)	4,536	5,480,622
Omnicom Group, Inc.(a)	1,237	96,894
Pinterest, Inc. - Class A(b)	12,748	466,959
ROBLOX Corp. - Class A(b)	6,391	796,255
Snap, Inc. - Class A(a)(b)	6,274	44,796
Take-Two Interactive Software, Inc.	834	194,547
Trade Desk, Inc. - Class A(b)	5,701	311,617
Uber Technologies, Inc.(b)	38,563	3,615,281
VeriSign, Inc.	570	155,821
Walt Disney Co.	14,679	1,737,700
Warner Bros Discovery, Inc.(b)	10,384	120,870
		63,974,444

Oil & Gas - 2.1%
Baker Hughes Co.	9,274	421,040
Cheniere Energy, Inc.	760	183,783
Chevron Corp.	12,749	2,047,490
ConocoPhillips	7,188	711,396
Coterra Energy, Inc.	2,971	72,611
Devon Energy Corp.	2,784	100,502
Diamondback Energy, Inc.	2,547	378,892
EOG Resources, Inc.	2,700	337,014
EQT Corp.	10,484	543,491
Expand Energy Corp.	701	67,843
Exxon Mobil Corp.	26,622	3,042,628
Halliburton Co.	5,228	118,833
Kinder Morgan, Inc.	9,881	266,589
Marathon Petroleum Corp.	1,573	282,684
Occidental Petroleum Corp.	3,139	149,448
ONEOK, Inc.	7,682	586,751

The accompanying notes are an integral part of these financial statements.

Phillips 66	2,312	308,837
Schlumberger NV	11,760	433,238
Targa Resources Corp.	2,064	346,257
Texas Pacific Land Corp.(a)	155	144,689
Valero Energy Corp.	1,311	199,285
Williams Cos., Inc.	8,109	469,349
		11,212,650

Real Estate - 1.7%
Alexandria Real Estate Equities, Inc. - REIT	1,931	159,192
American Tower Corp. - REIT	2,876	586,273
AvalonBay Communities, Inc. - REIT	850	166,473
CBRE Group, Inc. - Class A(b)	2,408	390,385
CoStar Group, Inc.(b)	2,744	245,561
Crown Castle, Inc. - REIT	2,104	208,591
Digital Realty Trust, Inc. - REIT	1,812	303,764
Equinix, Inc. - REIT	696	547,188
Equity Residential - REIT	2,262	149,563
Essex Property Trust, Inc. - REIT	397	107,273
Extra Space Storage, Inc. - REIT	2,360	338,849
Healthpeak Properties, Inc. - REIT	4,200	75,348
Host Hotels & Resorts, Inc. - REIT	4,564	78,546
Invitation Homes, Inc. - REIT	4,683	146,531
Iron Mountain, Inc. - REIT	2,259	208,573
Kimco Realty Corp. - REIT	4,270	96,032
Mid-America Apartment Communities, Inc. - REIT	698	101,782
Prologis, Inc. - REIT	5,523	628,407
Public Storage - REIT	879	258,945
Realty Income Corp. - REIT(a)	10,528	618,625
SBA Communications Corp. - Class A - REIT	713	146,058
Simon Property Group, Inc. - REIT	2,140	386,612
Sun Communities, Inc. - REIT	935	118,623
UDR, Inc. - REIT	1,704	67,427
Ventas, Inc. - REIT	8,357	568,945
VICI Properties, Inc. - REIT	8,281	279,732
Welltower, Inc. - REIT	11,224	1,888,775
Weyerhaeuser Co. - REIT	3,211	83,069
WP Carey, Inc. - REIT	1,226	82,265
		9,037,407

Renewable Energy - 0.0%(d)
First Solar, Inc.(b)	1,539	300,397

Retail & Wholesale - Discretionary - 5.7%
Amazon.com, Inc.(b)	98,427	22,539,783
AutoZone, Inc.(b)	105	440,846
Best Buy Co., Inc.	1,173	86,380
Builders FirstSource, Inc.(a)(b)	532	73,778
Burlington Stores, Inc.(b)	568	165,106
CarMax, Inc.(b)	808	49,571
Carvana Co. - Class A(b)	1,576	586,146
Copart, Inc.(b)	5,601	273,385

The accompanying notes are an integral part of these financial statements.

eBay, Inc.	2,597	235,314
Ferguson Enterprises, Inc.	1,059	244,788
Genuine Parts Co.	807	112,439
Home Depot, Inc.	6,338	2,578,108
Lowe’s Cos., Inc.	2,810	725,149
O’Reilly Automotive, Inc.(b)	5,644	585,170
Ross Stores, Inc.	2,468	363,191
TJX Cos., Inc.	7,734	1,056,542
Tractor Supply Co.	3,021	186,577
Ulta Beauty, Inc.	261	128,602
Williams-Sonoma, Inc.	645	121,382
		30,552,257

Retail & Wholesale - Staples - 1.3%
Archer-Daniels-Midland Co.	2,288	143,320
Bunge Global SA	729	61,397
Casey’s General Stores, Inc.	254	125,608
Costco Wholesale Corp.	3,007	2,836,563
Dollar General Corp.	1,332	144,868
Dollar Tree, Inc.(b)	1,318	143,886
Kroger Co.	3,554	241,104
Sprouts Farmers Market, Inc.(b)	934	131,264
Sysco Corp.	2,972	239,157
Target Corp.	2,687	257,898
Walmart, Inc.	29,896	2,899,314
		7,224,379

Software & Tech Services - 12.2%
Accenture PLC - Class A	3,931	1,021,942
Adobe, Inc.	3,531	1,259,508
Akamai Technologies, Inc.(b)	1,132	89,575
Amentum Holdings, Inc.(b)	54	1,347
Atlassian Corp. - Class A(b)	2,805	498,673
Autodesk, Inc.	1,856	584,083
Booz Allen Hamilton Holding Corp. - Class A	1,220	132,638
Cadence Design Systems, Inc.(b)	2,657	931,093
CDW Corp.	802	132,138
Cloudflare, Inc. - Class A(b)	5,704	1,190,482
Cognizant Technology Solutions Corp. - Class A	2,834	204,756
Crowdstrike Holdings, Inc. - Class A(b)	6,117	2,591,773
Datadog, Inc. - Class A(b)	6,368	870,378
DocuSign, Inc.(b)	3,754	287,782
Fortinet, Inc.(b)	5,575	439,143
Gartner, Inc.	501	125,846
Gen Digital, Inc.	3,878	117,116
Guidewire Software, Inc.(a)(b)	1,990	431,870
HubSpot, Inc.(b)	1,426	689,000
International Business Machines Corp.	5,442	1,325,073
Intuit, Inc.	2,494	1,663,498
Leidos Holdings, Inc.	2,410	436,017
Manhattan Associates, Inc.(b)	644	138,743
Microsoft Corp.	59,492	30,144,001

The accompanying notes are an integral part of these financial statements.

MongoDB, Inc. - Class A(a)(b)	941	296,989
Nutanix, Inc. - Class A(b)	4,960	333,362
Okta, Inc. - Class A(b)	4,176	387,408
Oracle Corp.	11,541	2,609,766
Palantir Technologies, Inc. - Class A(b)	38,859	6,089,594
Palo Alto Networks, Inc.(b)	5,055	963,079
PTC, Inc.(a)(b)	1,026	219,051
Roper Technologies, Inc.	915	481,574
Salesforce, Inc.	8,411	2,155,319
ServiceNow, Inc.(b)	2,575	2,362,459
Snowflake, Inc. - Class A(b)	3,546	846,288
SS&C Technologies Holdings, Inc.	1,760	156,042
Strategy, Inc. - Class A(b)	973	325,381
Synopsys, Inc.(b)	1,124	678,356
Twilio, Inc. - Class A(b)	2,493	263,286
Tyler Technologies, Inc.	355	199,822
Veeva Systems, Inc. - Class A(b)	1,316	354,267
Workday, Inc. - Class A(b)	2,322	535,964
Zoom Communications, Inc. - Class A(b)	2,063	167,969
Zscaler, Inc.(b)	2,735	757,732
		65,490,183

Tech Hardware & Semiconductors - 26.1%(e)
Advanced Micro Devices, Inc.	24,033	3,908,487
Analog Devices, Inc.	2,193	551,123
Apple, Inc.	97,610	22,659,185
Applied Materials, Inc.	4,785	769,237
Arista Networks, Inc.(b)	8,946	1,221,576
Broadcom, Inc.	74,083	22,031,543
Cisco Systems, Inc.	19,863	1,372,335
Corning, Inc.	7,090	475,243
Dell Technologies, Inc. - Class C	2,096	256,026
Entegris, Inc.(a)	1,442	120,753
Garmin Ltd.	1,662	401,905
Hewlett Packard Enterprise Co.	8,542	192,793
HP, Inc.	5,322	151,890
Intel Corp.	20,128	490,117
KLA Corp.	1,170	1,020,240
Lam Research Corp.	13,015	1,303,452
Marvell Technology, Inc.	8,821	554,532
Microchip Technology, Inc.	2,013	130,845
Micron Technology, Inc.	24,461	2,911,104
Monolithic Power Systems, Inc.	810	676,965
Motorola Solutions, Inc.	1,241	586,323
NetApp, Inc.	1,185	133,656
NVIDIA Corp.	422,443	73,581,122
ON Semiconductor Corp.(b)	2,097	103,990
Pure Storage, Inc. - Class A(a)(b)	4,540	352,349
QUALCOMM, Inc.	10,479	1,684,290
Seagate Technology Holdings PLC	3,153	527,812
Skyworks Solutions, Inc.	894	66,996
Super Micro Computer, Inc.(a)(b)	10,403	432,141

The accompanying notes are an integral part of these financial statements.

Teledyne Technologies, Inc.(b)	298	160,375
Teradyne, Inc.	1,053	124,507
Texas Instruments, Inc.	4,381	887,065
Western Digital Corp.	6,059	486,780
Zebra Technologies, Corp.(b)	244	77,370
		140,404,127

Telecommunications - 0.6%
AT&T, Inc.	40,341	1,181,588
T-Mobile US, Inc.	3,208	808,384
Verizon Communications, Inc.	28,149	1,245,030
		3,235,002

Utilities - 1.6%
Alliant Energy Corp.(a)	1,429	92,985
Ameren Corp.	1,320	131,710
American Electric Power Co., Inc.	3,811	423,097
American Water Works Co., Inc.	1,312	188,285
Atmos Energy Corp.	740	122,936
CenterPoint Energy, Inc.	3,263	123,048
CMS Energy Corp.	1,518	108,643
Consolidated Edison, Inc.	1,866	183,297
Constellation Energy Corp.	2,638	812,451
Dominion Energy, Inc.	5,601	335,500
DTE Energy Co.	853	116,563
Duke Energy Corp.(a)	4,984	610,490
Edison International	2,467	138,473
Entergy Corp.	2,036	179,351
Evergy, Inc.	1,252	89,218
Eversource Energy	5,320	340,852
Exelon Corp.	8,137	355,424
FirstEnergy Corp.	5,052	220,368
NextEra Energy, Inc.	14,413	1,038,457
NiSource, Inc.	2,200	92,994
NRG Energy, Inc.	3,405	495,632
PG&E Corp.	15,924	243,319
PPL Corp.(a)	4,398	160,395
Public Service Enterprise Group, Inc.	2,620	215,705
Sempra	2,685	221,674
Southern Co.	7,554	697,234
Vistra Corp.	3,857	729,397
WEC Energy Group, Inc.(a)	1,673	178,191
Xcel Energy, Inc.	2,731	197,697
		8,843,386

TOTAL COMMON STOCKS (Cost $415,023,492)		536,023,295

CONTINGENT VALUE RIGHTS - 0.0%(d)
Healthcare – Products – 0.0%(d)
ABIOMED, Inc.(b)(c)	455	0
TOTAL CONTINGENT VALUE RIGHTS (COST $0)		0

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 2.2%
Investments Purchased with Proceeds from Securities Lending - 1.9%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.48% (f)	10,349,229	10,349,229

Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(f)	1,677,018	1,677,018

TOTAL SHORT-TERM INVESTMENTS (Cost $12,026,247)		12,026,247

TOTAL INVESTMENTS - 101.8% (Cost $427,049,739)		$548,049,542
Liabilities in Excess of Other Assets - (1.8)%		(9,923,235)
TOTAL NET ASSETS - 100.0%		$538,126,307

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of August 31, 2025. The total market value of these securities was $10,127,290 which represented 1.9% of net assets.

(b)	Non-income producing security.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

(e)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

SoFi Social 50 ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 1.6%
NU Holdings Ltd. - Class A(a)	35,585	$526,658

Consumer Discretionary Products - 16.8%
Empery Digital, Inc.(a)	109	768
Ford Motor Co.	25,120	295,662
Lucid Group, Inc.(a)(b)	96,189	190,454
Nike, Inc. - Class B	3,473	268,706
NIO, Inc. - Class A(a)(b)	62,254	397,181
Rivian Automotive, Inc. - Class A(a)(b)	67,329	913,655
Tesla, Inc.(a)	10,222	3,412,819
		5,479,245

Consumer Discretionary Services - 1.2%
AMC Entertainment Holdings, Inc. - Class A (a)	32,830	92,252
DraftKings, Inc. - Class A(a)	3,670	176,087
Starbucks Corp.	1,443	127,258
		395,597

Consumer Staple Products - 1.3%
Coca-Cola Co.	4,489	309,696
Tilray Brands, Inc.(a)(b)	75,431	104,095
		413,791

Financial Services - 3.3%
Block, Inc. - Class A(a)	2,092	166,607
Coinbase Global, Inc. - Class A(a)	1,948	593,244
PayPal Holdings, Inc.(a)	4,588	322,031
		1,081,882

Health Care - 1.7%
Johnson & Johnson	915	162,111
Pfizer, Inc.	15,399	381,279
		543,390

Industrial Products - 1.1%
Boeing Co.(a)	933	218,957
General Electric Co.	471	129,619
		348,576

Industrial Services - 0.9%
American Airlines Group, Inc. (a)	10,040	134,235
Delta Air Lines, Inc.	2,691	166,250
		300,485

The accompanying notes are an integral part of these financial statements.

Insurance - 4.8%
Berkshire Hathaway, Inc. - Class B(a)	3,132	1,575,333

Media - 16.3%
Alphabet, Inc. - Class A	7,270	1,547,856
Alphabet, Inc. - Class C	3,827	817,179
Meta Platforms, Inc. - Class A	1,805	1,333,353
Netflix, Inc.(a)	463	559,420
Reddit, Inc. - Class A(a)(b)	2,508	564,501
Walt Disney Co.(b)	4,178	494,592
		5,316,901

Oil & Gas - 0.9%
Exxon Mobil Corp.	2,432	277,953

Real Estate - 1.1%
Realty Income Corp. - REIT(b)	6,316	371,128

Retail & Wholesale - Discretionary - 8.0%
Alibaba Group Holding Ltd.	2,445	330,075
Amazon.com, Inc.(a)	8,077	1,849,633
GameStop Corp. - Class A(a)(b)	19,595	439,124
		2,618,832

Retail & Wholesale - Staples - 5.6%
Costco Wholesale Corp.	1,226	1,156,510
Target Corp.	1,838	176,411
Walmart, Inc.	5,228	507,012
		1,839,933

Software & Tech Services - 10.6%
Microsoft Corp.	2,618	1,326,514
Palantir Technologies, Inc. - Class A(a)(b)	8,858	1,388,137
Shopify, Inc. - Class A(a)	3,588	506,913
SoundHound AI, Inc. - Class A(a)(b)	19,192	249,880
		3,471,444

Tech Hardware & Semiconductors - 23.3%
Advanced Micro Devices, Inc.(a)	7,915	1,287,217
Apple, Inc.	6,727	1,561,606
ARM Holdings PLC(a)(b)	2,674	369,841
Broadcom, Inc.	2,178	647,715
Intel Corp.	13,403	326,363
NVIDIA Corp.	15,728	2,739,503
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,014	695,842
		7,628,087

Telecommunications - 1.3%
AT&T, Inc.	8,383	245,538

The accompanying notes are an integral part of these financial statements.

Verizon Communications, Inc.	4,298	190,101
		435,639

TOTAL COMMON STOCKS (Cost $23,496,378)		32,624,874

SHORT-TERM INVESTMENTS - 15.2%
Investments Purchased with Proceeds from Securities Lending - 15.1%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%	4,927,388	4,927,388

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(c)	50,302	50,302

TOTAL SHORT-TERM INVESTMENTS (Cost $4,977,690)		4,977,690

TOTAL INVESTMENTS - 115.0% (Cost $28,474,068)		$37,602,564
Liabilities in Excess of Other Assets - (15.0)%		(4,915,070)
TOTAL NET ASSETS - 100.0%		$32,687,494

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of August 31, 2025. The total market value of these securities was $4,709,493 which represented 14.4% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	SoFi ETFs

August 31, 2025 (Unaudited)

	SoFi Enhanced Yield ETF	SoFi Next 500 ETF	SoFi Select 500 ETF	SoFi Social 50 ETF
ASSETS:
Investments, at value (cost $35,327,093, $28,212,850, $427,049,739 and $28,474,068) (Note 2)	$35,393,380	$30,919,994	$548,049,542	$37,602,564
Receivable for investments sold	1,417,589	—	—	—
Deposits with brokers for option contracts	410,838	—	—	—
Interest receivable	50,018	227	5,595	164
Dividends receivable	—	15,186	440,125	18,375
Cash	—	86	—	—
Dividend tax reclaim receivable	—	47	1,716	—
Securities lending income receivable (Note 6)	—	14,364	1,288	1,633
Other assets	—	—	(2)	—
Total assets	37,271,825	30,949,904	548,498,264	37,622,736

LIABILITIES:
Written option contracts, at value (cost $1,417,589, $–, $– and $–)	1,480,050	—	—	—
Payable upon return of securities loaned (cost $-, $4,709,970, $10,127,290, and $4,709,493) (Note 6)	—	4,841,703	10,349,229	4,927,388
Payable for investments purchased	1,283,761	—	—	—
Payable to adviser (Note 4)	14,825	1,295	22,728	7,854
Total liabilities	2,778,636	4,842,998	10,371,957	4,935,242
NET ASSETS	$34,493,189	$26,106,906	$538,126,307	$32,687,494

NET ASSETS CONSISTS OF:
Paid-in capital	$45,863,699	$37,268,933	$451,507,503	$32,802,380
Total distributable earnings/(accumulated losses)	(11,370,510)	(11,162,027)	86,618,804	(114,886)
Total Net Assets	$34,493,189	$26,106,906	$538,126,307	$32,687,494

Net assets	$34,493,189	$26,106,906	$538,126,307	$32,687,494
Shares issued and outstanding(a)	2,300,000	1,650,000	4,349,973	650,000
Net asset value per share	$15.00	$15.82	$123.71	$50.29

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	SoFi ETFs

For the Period Ended August 31, 2025
(Unaudited)

	SoFi Enhanced Yield ETF	SoFi Next 500 ETF	SoFi Select 500 ETF	SoFi Social 50 ETF
INVESTMENT INCOME:
Dividend income	$—	$150,724	$2,599,116	$82,431
Less: Dividend withholding taxes	—	(124)	—	(788)
Less: Issuance fees	—	(6)	(53)	(82)
Interest income	829,759	1,343	22,435	990
Securities lending income (Note 6)	—	80,772	5,656	7,588
Total investment income	829,759	232,709	2,627,154	90,139

EXPENSES:
Investment advisory fee (Note 4)	95,656	23,934	462,510	38,096
Interest expense	43,720	—	—	—
Broker fees	9,532	—	—	—
Total expenses	148,908	23,934	462,510	38,096
Expense reimbursement by Adviser (Note 4)	—	(16,376)	(340,797)	—
Net expenses	148,908	7,558	121,713	38,096
NET INVESTMENT INCOME (LOSS)	680,851	225,151	2,505,441	52,043

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from: Investments	70,672,533	(930,750)	(3,117,913)	(868,179)
In-kind redemptions	—	344,969	8,438,164	2,215,637
Written option contracts	(80,041,466)	—	—	—
Distributions received from other investment companies	—	2,258	—	—
Net realized gain (loss)	(9,368,933)	(583,523)	5,320,251	1,347,458
Net change in unrealized appreciation (depreciation) on:
Investments	2,257,628	2,623,026	52,835,567	3,701,659
Written option contracts	(2,384,758)	—	—	—
Net change in unrealized appreciation (depreciation)	(127,130)	2,623,026	52,835,567	3,701,659
Net realized and unrealized gain (loss)	(9,496,063)	2,039,503	58,155,818	5,049,117
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,815,212)	$2,264,654	$60,661,259	$5,101,160

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Unaudited)	SoFi ETFs

	SoFi Enhanced Yield ETF		SoFi Next 500 ETF
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$680,851	$1,229,149	$225,151	$1,157,106
Net realized gain (loss)	(9,368,933)	(365,056)	(583,523)	21,225,169
Net change in unrealized appreciation (depreciation)	(127,130)	97,107	2,623,026	(9,485,282)
Net increase (decrease) in net assets resulting from operations	(8,815,212)	961,200	2,264,654	12,896,993

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,278,645)	(1,234,835)	(201,110)	(1,219,316)
Return of capital	—	(2,590,578)	—	—
Total distributions to shareholders	(2,278,645)	(3,825,413)	(201,110)	(1,219,316)

CAPITAL TRANSACTIONS:
Subscriptions	9,560,385	66,975,188	—	36,728,590
Redemptions	(13,039,183)	(25,097,133)	(3,559,030)	(96,323,415)
ETF transaction fees (Note 9)	4,520	18,414	—	—
Net increase (decrease) in net assets from capital transactions	(3,474,278)	41,896,469	(3,559,030)	(59,594,825)

NET INCREASE (DECREASE) IN NET ASSETS	(14,568,135)	39,032,256	(1,495,486)	(47,917,148)

NET ASSETS:
Beginning of the period	49,061,324	10,029,068	27,602,392	75,519,540
End of the period	$34,493,189	$49,061,324	$26,106,906	$27,602,392

SHARES TRANSACTIONS
Subscriptions	625,000	3,400,000	—	2,700,000
Redemptions	(900,000)	(1,325,000)	(250,000)	(6,450,000)
Total increase (decrease) in shares outstanding	(275,000)	2,075,000	(250,000)	(3,750,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Unaudited)	SoFi ETFs

	SoFi Select 500 ETF			SoFi Social 50 ETF
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025		Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$2,505,441	$8,793,514		$52,043	$72,296
Net realized gain (loss)	5,320,251	240,669,888		1,347,458	1,530,568
Net change in unrealized appreciation (depreciation)	52,835,567	(64,328,209)		3,701,659	3,114,916
Net increase (decrease) in net assets resulting from operations	60,661,259	185,135,193		5,101,160	4,717,780

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,788,407)	(9,213,159)		(54,780)	(71,108)
Total distributions to shareholders	(2,788,407)	(9,213,159)		(54,780)	(71,108)

CAPITAL TRANSACTIONS:
Subscriptions	12,161,060	328,846,800		7,654,065	6,088,547
Redemptions	(42,036,150)	(664,162,650)		(4,339,024)	3,704,703
Net increase (decrease) in net assets from capital transactions	(29,875,090)	(335,315,850)		3,315,041	2,383,844

NET INCREASE (DECREASE) IN NET ASSETS	27,997,762	(159,393,816)		8,361,421	7,030,516

NET ASSETS:
Beginning of the period	510,128,545	669,522,361		24,326,073	17,295,557
End of the period	$538,126,307	$510,128,545		$32,687,494	$24,326,073

SHARES TRANSACTIONS
Subscriptions	100,000	10,650,000	(a)	170,000	140,000
Redemptions	(400,000)	(8,650,027	)(a)	(100,000)	100,000
Total increase (decrease) in shares outstanding	(300,000)	1,999,973		70,000	40,000

(a)	Share amounts for the Fund have been adjusted for a one-for-five reverse stock split effective on October 1, 2024 (Note 10).

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Enhanced Yield ETF
	Period Ended
	August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.05	$20.06	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.28	0.76	0.26
Net realized and unrealized gain (loss)(c)	(3.39)	0.64	0.26
Total from investment operations	(3.11)	1.40	0.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.94)	(0.78)	(0.46)
Return of capital	—	(1.64)	—
Total distributions	(0.94)	(2.42)	(0.46)

ETF transaction fees per share	0.00(d)	0.01	0.00(d)
Net asset value, end of period	$15.00	$19.05	$20.06

TOTAL RETURN(e)	(16.40)%	7.53%	2.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$34,493	$49,061	$10,029
Ratio of expenses to average net assets(f)	0.76%	0.61%	0.49%
Ratio of broker fee expense to average net assets(f)	0.05%	0.12%	—%
Ratio of dividend and interest expense on written options to average net assets(f)	0.22%	—%	—%
Ratio of operational expenses to average net assets excluding broker fee expense(f)	0.49%	0.49%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on written options(f)	0.54%	—%	—%
Ratio of net investment income to average net assets(f)(g)	3.48%	3.93%	4.50%
Portfolio turnover rate(e)(h)	0%	330%	8%

(a)	Inception date of the Fund was November 14, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

The accompanying notes are an integral part of these financial statements.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	The net investment income ratio includes broker fee expense. The impact of broker fee expense is 0.12%.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Next 500 ETF

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Period Ended February 28, 2021
PER SHARE DATA:

Net asset value, beginning of period	$14.53	$13.37	$11.86	$13.25	$13.31	$9.62

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.13	0.19	0.19	0.19	0.15	0.16
Net realized and unrealized gain (loss)(b)	1.28	1.15	1.51	(1.41)	(0.08)	3.67
Total from investment operations	1.41	1.34	1.70	(1.22)	0.07	3.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.18)	(0.19)	(0.17)	(0.13)	(0.14)
Net realized gains	—	—	—	—	—	(0.00)(e)
Total distributions	(0.12)	(0.18)	(0.19)	(0.17)	(0.13)	(0.14)

Net asset value, end of period	$15.82	$14.53	$13.37	$11.86	$13.25	$13.31

TOTAL RETURN(c)	9.78%	10.10%	14.47%	(9.06)%	0.45%	40.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,107	$27,602	$75,520	$53,964	$49,008	$24,619
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(d)	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
After Investment Advisory Fees waived(d)	0.06%	0.00%(e)	—%	—%	—%	—%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(d)	1.66%	1.15%	1.39%	1.43%	0.85%	1.29%
After Investment Advisory Fees waived(d)	1.79%	1.34%	1.58%	1.62%	1.04%	1.48%
Portfolio turnover rate(c)(f)	37%	27%	31%	38%	27%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Amount represents less than 0.005%.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Select 500 ETF
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025(a)	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Period Ended February 28, 2021
PER SHARE DATA:

Net asset value, beginning of period	$109.71	$90.35	$69.85	$78.65	$69.70	$51.90

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.58	1.10	1.25	1.18	0.93	0.88
Net realized and unrealized gain (loss)(c)	14.08	19.33	20.43	(8.91)	8.81	17.74
Total from investment operations	14.66	20.43	21.68	(7.73)	9.74	18.62

LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(1.07)	(1.18)	(1.07)	(0.79)	(0.82)
Net realized gains	—	—	—	—	—	(0.00)(f)
Total distributions	(0.66)	(1.07)	(1.18)	(1.07)	(0.79)	(0.82)

Net asset value, end of period	$123.71	$109.71	$90.35	$69.85	$78.65	$69.70

TOTAL RETURN(d)	13.40%	22.66%	31.30%	(9.78)%	13.89%	36.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$538,126	$510,129	$669,522	$425,968	$38,065	$177,070
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
After Investment Advisory Fees waived(e)	0.05%	0.00%(f)	—%	—%	—%	—%
Ratio of net investment income to average net assets(e)	0.00%(f)	—%	—%	—%	—%	—%
Before Investment Advisory Fees waived(e)	0.89%	0.89%	1.40%	1.48%	0.96%	1.25%
After Investment Advisory Fees waived(e)	1.03%	1.08%	1.59%	1.67%	1.15%	1.44%
Portfolio turnover rate(d)(g)	9%	29%	16%	17%	9%	26%

(a)	During the year ended February 28, 2025, the Fund effected the following reverse stock split: October 1, 2024, 1 for 5. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SoFi Social 50 ETF
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Period Ended February 28, 2021
PER SHARE DATA:

Net asset value, beginning of period	$41.94	$32.03	$22.82	$31.60	$29.38	$18.73

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.09	0.14	0.37	0.31	0.11	0.12
Net realized and unrealized gain (loss)(b)	8.35	9.91	9.35	(8.86)	2.21	10.64
Total from investment operations	8.44	10.05	9.72	(8.55)	2.32	10.76

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.14)	(0.51)	(0.23)	(0.10)	(0.11)
Total distributions	(0.09)	(0.14)	(0.51)	(0.23)	(0.10)	(0.11)

Net asset value, end of period	$50.29	$41.94	$32.03	$22.82	$31.60	$29.38

TOTAL RETURN(c)	20.14%	31.41%	42.96%	(26.98)%	7.85%	57.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$32,687	$24,326	$17,296	$13,692	$20,542	$11,751
Ratio of expenses to average net assets(d)	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets(d)	0.40%	0.38%	1.38%	1.24%	0.31%	0.52%
Portfolio turnover rate(c)(e)	18%	48%	42%	96%	62%	414%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

August 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The SoFi Enhanced Yield ETF is a non-diversified series of shares and the SoFi Next 500 ETF, SoFi Select 500 ETF and SoFi Social 50 ETF are diversified series of shares (each a “Fund”, and collectively, the “Funds”) of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Enhanced Yield ETF commenced operations on November 14, 2023, the SoFi Next 500 ETF and SoFi Select 500 ETF commenced operations on April 10, 2019, and the SoFi Social 50 ETF commenced operations on May 7, 2019.

The investment objective of the SoFi Enhanced Yield ETF is to seek current income. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the mean between the closing bid and ask prices as provided by an independent pricing agent.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value (“NAV”) per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements

August 31, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2025:

SoFi Enhanced Yield ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,335,150	$—	$1,335,150
U.S. Treasury Securities	—	8,790,851	—	8,790,851
Short-term Investments	—	25,197,090	—	25,197,090
Money Market Funds	70,289	—	—	70,289
Total Investments	$70,289	$35,323,091	$—	$35,393,380
Liabilities:
Other Financial Instruments:(a)
Written Options	—	(1,480,050)	—	(1,480,050)
Total Other Financial Instruments	$—	$(1,480,050)	$—	$(1,480,050)

SoFi Next 500 ETF
	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks(a)	$26,042,351	$—	$0	(c)	$26,042,351
Investments Purchased with Proceeds from
Securities Lending(b)	—	—	—		4,841,703
Money Market Funds	35,940	—	—		35,940
Total Investments	$26,078,291	$—	$—		$30,919,994

Notes to the Financial Statements

August 31, 2025 (Unaudited)

Common Stocks
Balance as of February 28, 2025	$0(c)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/	—
(depreciation)	0
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2025	$0
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at August 31, 2025:	$0

SoFi Select 500 ETF
	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks(a)	$536,023,295	$—	$—		$536,023,295
Contingent Value Rights	—	—	0	(c)	0
Investments Purchased with Proceeds from
Securities Lending(b)	—	—	—		10,349,229
Money Market Funds	1,677,018	—	—		1,677,018
Total Investments	$537,700,313	$—	$0		$548,049,542

Contingent Value
Rights
Balance as of February 28, 2025	$0(c)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized
appreciation/ (depreciation)	0
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2025	$0
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at August 31, 2025:	$0

Notes to the Financial Statements

August 31, 2025 (Unaudited)

SoFi Social 50 ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$32,624,874	$—	$—	$32,624,874
Investments Purchased with Proceeds from
Securities Lending(b)	—	—	—	4,927,388
Money Market Funds	50,302	—	—	50,302
Total Investments	$32,675,176	$—	$—	$37,602,564

(a)	Refer to the Schedules of Investments for further disaggregation of investment categories.

(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(c)	The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading as a result of a merger.

Derivative Instruments (SoFi Enhanced Yield ETF Only). As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the

Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold.

Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying

Notes to the Financial Statements

August 31, 2025 (Unaudited)

reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised, and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

By virtue of the Fund’s investment in option contracts on equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended August 31, 2025, the SoFi Enhanced Yield ETF’s monthly average quantity and notional value are described below:

	Average Contracts	Average Notional Amount

Purchased Options	6,856	$ 4,045,292,483

Written Options	(6,856)	(4,045,292,483)

Statements of Assets and Liabilities

Fair value of derivative instruments as of August 31, 2025:

	Asset Derivatives as of		Liability Derivatives as of
Instrument	August 31, 2025		August 31, 2025
	Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value
Equity Contracts – Purchased Options	Investments, at value	$1,335,150	—	$—
Equity Contracts – Written Options	—	—	Written options contracts, at value	(1,480,050)

Notes to the Financial Statements

August 31, 2025 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2025 was as follows:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
Equity Contracts – Purchased Options	Net realized gain (loss) on Investments	$70,680,367	$2,384,758
Equity Contracts – Written Options	Net realized gain (loss) on Written Options	(80,041,466)	(2,384,758)

The SoFi Enhanced Yield ETF is not subject to a master netting agreement with respect to its investment in options written and options purchased; therefore, no additional disclosures regarding netting arrangements is required.

Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

As of August 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Notes to the Financial Statements

August 31, 2025 (Unaudited)

Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Next 500 ETF, SoFi Select 500 ETF, and the SoFi Social 50 ETF are declared and paid at least semi-annually, and for the SoFi Enhanced Yield ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The SoFi Enhanced Yield ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Concentration Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the applicable Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Credit Risk (SoFi Enhanced Yield ETF Only). If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Derivatives Risk (SoFi Enhanced Yield ETF Only). Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect if the Adviser is unable to set an appropriate spread between two options held by the Fund and increase Fund volatility. In that event, a small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments.

Notes to the Financial Statements

August 31, 2025 (Unaudited)

Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Equity Market Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to received payment from issuers.

Exchange Traded Fund (“ETF”) Risks.

• Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•   Cash Redemption Risk (SoFi Enhanced Yield ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

• Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•   Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

• Trading. Although Shares are listed on a national exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurances that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Fixed Income Securities Risk (SoFi Enhanced Yield ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products

Notes to the Financial Statements

August 31, 2025 (Unaudited)

or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Implied Volatility Risk (SoFi Enhanced Yield ETF Only). When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in-the-money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Index Risk (SoFi Enhanced Yield ETF Only). If a derivative is linked to the performance of an index, the derivative will be subject to the risks associated with changes in that index.

Index ETF Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Funds and their correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Funds and their shareholders.

Interest Rate Risk (SoFi Enhanced Yield ETF Only). Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed-rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Leveraging Risk (SoFi Enhanced Yield ETF Only). Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy redemption obligations.

Liquidity Risk (SoFi Enhanced Yield ETF Only). Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management and Strategy Risk (SoFi Enhanced Yield ETF Only). The value of your investment depends on the judgment of the Adviser about the value and risks associated with its credit spread strategy, including its ability to correctly analyze the impact of volatility on the underlying equity indexes. The Adviser may be incorrect in its assessment of the potential rate of return of one or more credit spreads or may incorrectly forecast the outlook for an index or the markets in general with regard to whether make a credit put spread (bullish position) or a credit call spread (bearish position). The Adviser’s proprietary techniques to monitor the Fund’s credit spreads for potential exit triggers may not work as expected, thereby increasing the risks to the Fund of maintaining these positions through expiration. Like all managers, the Adviser’s activities are subject to operational risks, which may adversely impact the management of the Fund.

Market Capitalization Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only).

•    Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

• Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer,

Notes to the Financial Statements

August 31, 2025 (Unaudited)

market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Models and Data Risk (SoFi Next 500 ETF and SoFi Select 500 ETF Only). The composition of each Fund’s Index is heavily dependent on proprietary quantitative models as well as Models and Data. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

Newer Fund Risk (SoFi Enhanced Yield ETF Only). The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk (SoFi Enhanced Yield ETF Only). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund will generally have up to 15 credit spreads at any given time, with up to 25% exposure to a single equity index credit spread. Investment in a limited number of equity indexes exposes the Fund to greater market risk and potential losses than if its assets were diversified among a greater number of indexes.

Options Risk (SoFi Enhanced Yield ETF Only). Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

Passive Investment Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Regulatory Risk (SoFi Enhanced Yield ETF). Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

REIT Investment Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Sector Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Funds invest more heavily in one

Notes to the Financial Statements

August 31, 2025 (Unaudited)

sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and their performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Each Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect the Fund’s performance.

Communications Sector Risk (SoFi Social 50 ETF Only). The Fund may invest significantly in companies in the communications sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

○  Consumer Discretionary Sector Risk (SoFi Social 50 ETF Only). The Fund may emphasize its investments in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

○  Technology Sector Risk (SoFi Next 500 ETF, SoFi Select 500 ETF & SoFi Social 50 ETF Only). The Funds may invest in companies in the technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Third Party Data Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk (SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF Only). As with all index funds, the performance of the Funds and their Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by their Index. In addition, the Funds may not be fully invested in the securities of their Index at all times or may hold securities not included in their Index. The use of sampling techniques may affect each Fund’s ability to achieve close correlation with their Index. The Funds may use a representative sampling strategy to achieve their investment objective, if the Adviser believes it is in the best interest of the Funds, which generally can be expected to produce a greater non-correlation risk.

U.S. Government Securities Risk (SoFi Enhanced Yield ETF Only). U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

User Bias Risk (SoFi Social 50 ETF Only.) The securities that comprise the Index are selected by retail investors holding SoFi Accounts, who may not be professional investors, may have no financial expertise, and may not do any research on the companies in which they invest prior to investing. In some cases, investment decisions made may be influenced by non-quantitative factors, including, without limitation, cognitive and emotional biases, resulting in the inclusion of certain securities in the Index which may underperform the market generally and result in lower returns for the Fund.

Notes to the Financial Statements

August 31, 2025 (Unaudited)

Written Options Risk (SoFi Enhanced Yield ETF Only). The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.). Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the Fund expects that the maximum potential loss for the Fund for any given credit spread is equal to the difference between the strike prices minus any net premium received. Nonetheless, because up to 100% of the Fund’s portfolio may be subject to this risk - the value of an investment in the Fund – could decline significantly and without warning, including to zero.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Fee Waiver
SoFi Enhanced Yield ETF	0.49%	0.49%
SoFi Next 500 ETF	0.19%	0.06%
SoFi Select 500 ETF	0.19%	0.05%
SoFi Social 50 ETF	0.29%	0.29%

The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees for the SoFi Next 500 ETF and SoFi Select 500 ETF until at least June 30, 2026 (the “Fee Waiver Agreement”) such that the management fees do not exceed 0.06% and 0.05%, respectively, of the average daily net assets for the SoFi Next 500 ETF and the SoFi Select 500 ETF. The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Separately, the Adviser voluntarily waived its full management fees for the SoFi Next 500 ETF and SoFi Select 500 ETF from each Fund’s commencement of operations through January 31, 2025. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no fee waiver agreement in effect for the SoFi Enhanced Yield ETF or the SoFi Social 50 ETF.

Out of the Investment Advisory Fees, the Adviser is obligated to pay, or arrange for the payment of, substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate, as well as the sub-advisory fees for the SoFi Enhanced Yield ETF prior to January 1, 2025. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended August 31, 2025 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”), with respect to each of the Funds, under which SoFi or an affiliate of SoFi, assumes the obligation of the Adviser to pay all or a portion of the expenses of the Funds, except Excluded Expenses (such expenses of a Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming all or a portion of the payment obligation, SoFi is entitled to a fee, paid by the Adviser, based on the total Investment Advisory Fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs. The Adviser has also entered into an agreement with ZEGA Financial, LLC (“ZEGA”), with respect to the SoFi Enhanced Yield ETF, under which ZEGA assumes the obligation of the Adviser to pay a portion of the expenses of the Fund, except the Unitary Expenses. For assuming a portion of the payment obligation, ZEGA is entitled to a fee, paid by the Adviser, based on the total Investment Advisory Fee earned by the Adviser under the Advisory Agreement from the SoFi Enhanced Yield ETF, less the Unitary Expenses and certain start-up costs Although SoFi

Notes to the Financial Statements

August 31, 2025 (Unaudited)

and ZEGA, as applicable, have agreed to be responsible for all or a portion of the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. Effective January 1, 2025, the Adviser assumed full management responsibilities for the SoFi Enhanced Yield ETF following the resignation of ZEGA as sub-adviser and its cessation of operations as a registered investment adviser. As a result, there is no sub-advisory agreement currently in effect for the SoFi Enhanced Yield ETF, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds as applicable. Prior to August 1, 2025, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – SECURITIES LENDING

The SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF. Each Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when

Notes to the Financial Statements

August 31, 2025 (Unaudited)

a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The SoFi Enhanced Yield ETF does not currently participate in securities lending.

As of August 31, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Next 500 ETF	$4,709,970	$4,841,703	18.0%
SoFi Select 500 ETF	10,127,290	10,349,229	1.9%
SoFi Social 50 ETF	4,709,493	4,927,388	14.4%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended August 31, 2025, the SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Social 50 ETF each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
SoFi Enhanced Yield ETF	$—	$—
SoFi Next 500 ETF	9,214,009	9,257,030
SoFi Select 500 ETF	45,726,508	47.248.536
SoFi Social 50 ETF	4,774,289	11,948,459

For the period ended August 31, 2025, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Enhanced Yield ETF	$45,032,118	$16,525,919
SoFi Next 500 ETF	—	—
SoFi Select 500 ETF	—	—
SoFi Social 50 ETF	—	—

For the period ended August 31, 2025, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	Purchases	Sales
SoFi Enhanced Yield ETF	$—	$—
SoFi Next 500 ETF	—	3,432,062
SoFi Select 500 ETF	11,992,188	41,517,455
SoFi Social 50 ETF	7,566,325	3,881,478

Notes to the Financial Statements

August 31, 2025 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2025 and the year ended February 28, 2025, were as follows:

	Ordinary Income
	August 31, 2025	February 28, 2025
SoFi Enhanced Yield ETF	$2,278,645	$1,229,149
SoFi Next 500 ETF	201,110	1,219,316
SoFi Select 500 ETF	2,788,407	9,213,159
SoFi Social 50 ETF	54,780	71,108

Return of Capital
	August 31, 2025	February 28, 2025
SoFi Enhanced Yield ETF	$—	$2,590,578
SoFi Next 500 ETF	—	—
SoFi Select 500 ETF	—	—
SoFi Social 50 ETF	—	—

Long-Term Capital Gain
	August 28, 2025	February 28, 2025
SoFi Enhanced Yield ETF	$—	$5,686
SoFi Next 500 ETF	—	—

SoFi Select 500 ETF	—	—

SoFi Social 50 ETF	—	—

As of the most recent fiscal year ended February 28, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	SoFi Enhanced	SoFi Next	SoFi Select	SoFi Social
	Yield ETF	500 ETF	500 ETF	50 ETF
Investments, at cost(a)	$46,636,388	$32,598,447	$455,417,982	$25,289,858
Gross tax unrealized appreciation	2,358,161	3,238,318	85,999,164	6,834,575
Gross tax unrealized depreciation	(2,238,567)	(3,793,700)	(23,813,371)	(3,824,320)
Net tax unrealized appreciation (depreciation)	119,594	(555,382)	62,185,793	3,010,255
Undistributed ordinary income	—	180,695	1,156,283	16,915
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings	—	180,695	1,156,283	16,915
Other accumulated gain (loss)	(396,247)	(12,850,884)	(34,596,124)	(8,188,436)
Total distributable earnings/(accumulated losses)	$(276,653)	$(13,225,571)	$28,745,952	$(5,161,266)

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and, when applicable, to the treatment of written options and PFICs.

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended February 28, 2025, the Funds have not elected to defer late-year losses. As of the most recent fiscal year ended February 28, 2025, the Funds had long-term and short-term capital loss carryovers, which do not expire:

Short-Term Capital Loss Carryover

SoFi Enhanced Yield ETF	$123,125
SoFi Next 500 ETF	6,297,082
SoFi Select 500 ETF	12,549,990
SoFi Social 50 ETF	4,346,437

Notes to the Financial Statements

August 31, 2025 (Unaudited)

Long-Term Capital Loss Carryover

SoFi Enhanced Yield ETF	$176,147
SoFi Next 500 ETF	6,553,802
SoFi Select 500 ETF	22,046,134
SoFi Social 50 ETF	3,841,999

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Next 500 ETF, SoFi Select 500 ETF, and SoFi Enhanced Yield ETF is $500, and for the SoFi Social 50 ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on April 3, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the SoFi Select 500 ETF (the “SFY ETF”), SoFi Next 500 ETF (the “SFYX ETF”), SoFi Social 50 ETF (the “SFYF ETF”) and the SoFi Enhanced Yield ETF (the “THTA ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Charles Ragauss, who serves as the portfolio manager of the SFY ETF, SFYX ETF, and SFYF ETF, and Jay Pestrichelli, Charles Ragauss, and Qiao Duan, who each serve as a portfolio manager of the THTA ETF, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser assumed full management responsibilities for the THTA ETF effective as of January 1, 2025, following the Adviser’s acquisition of the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the THTA ETF from the Fund’s inception through December 31, 2024. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the THTA ETF’s use of derivatives instruments, and monitoring the extent to which each of the SFY ETF, SFYX ETF, and SFYF ETF achieves its investment objectives as a passively-managed ETF, and monitoring the extent to which the THTA ETF achieves its investment objective as an actively-managed ETF. The Board noted that the SFY ETF, SFYX ETF, and SFYF ETF are each designed to track the performance of an index. The Board also noted that the Adviser is responsible for trade execution for each of the Funds.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that the SFY ETF, SFYX ETF, and SFYF ETF were designed to track the performance of an index and considered the extent to which the SFY ETF, SFYX ETF, and SFYF ETF tracked their respective indexes, before fees and expenses. The Board also considered each Fund’s performance (at net asset value) against its benchmark index and respective custom peer group.

The Board considered the performance of the SFY ETF on an absolute basis, in comparison to its underlying index (the Solactive SoFi US 500 Growth Index), and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC (“AltaVista”), a third-party ETF research firm, utilizing a peer group selection process managed by Barrington Partners (“Barrington”), an independent investment management analytics consulting firm, comparing the SFY ETF to a customized group of ETFs selected by Barrington (the “SFY Peer Group”). The Board considered the Fund’s performance was generally in-line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund outperformed the S&P 500 Total Return Index over the one-year, three-year, five-year and since inception periods ended February 28, 2025. The Board considered that the Fund outperformed the SFY Peer Group median and averages over the one-year and three-year periods ended February 28, 2025. The Board also noted that the Fund ranked first out of 11 funds in the SFY Peer Group over the one-year period ended February 28, 2025, and first out of nine funds in the SFY Peer Group over the three-year period ended February 28, 2025.

The Board considered the performance of the SFYX ETF on an absolute basis, in comparison to its underlying index (the Solactive SoFi US Next 500 Growth Index), and in comparison to its benchmark index (the S&P MidCap 400 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, utilizing a peer group selection process managed by Barrington, comparing the SFYX ETF to a customized group of ETFs selected by Barrington (the “SFYX Peer Group”). The Board noted that the Fund’s performance was generally in-line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund outperformed the S&P MidCap 400 Total Return Index over the one-year period ended February 28, 2025, but underperformed the Index over the three-year, five-year and since inception periods ended February 28, 2025. The Board considered that the Fund was generally in-line with the SFYX Peer Group median and average for the one-year period ended February 28, 2025, but underperformed the SFYX Peer Group median and average for the three-year period ended February 28, 2025. The Board also noted that the Fund ranked fifth out of nine funds in the SFYX Peer Group over the one-year period ended February 28, 2025, and last out of nine funds in the SFYX Peer Group over the three-year period ended February 28, 2025.

The Board considered the performance of the SFYF ETF on an absolute basis, in comparison to its underlying index (the SoFi Social 50 Index), in comparison to a blended underlying index (such blended underlying index takes into account the Fund’s predecessor underlying index in place prior to substantial revisions made to the Fund’s investment objective and principal investment strategies effective on June 30, 2020), in comparison to its benchmark index (the S&P 500 Total Return Index) and in comparison to a secondary benchmark index (the NASDAQ 100 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, utilizing a peer group selection process managed by Barrington, comparing the SFYF ETF to a customized group of ETFs selected by Barrington (the “SFYF Peer Group”). The Board noted that the Fund’s performance was generally in-line with its underlying index and blended underlying index (for applicable periods), and noted factors that contributed to any tracking error. The Board noted that the Fund outperformed the S&P 500 Total Return Index over the one-year and five-year periods ended February 28, 2025, but underperformed the Index over the three-year and since inception periods ended February 28, 2025. The Board considered that the Fund outperformed the NASDAQ 100 Total Return Index over the one-year period ended February 28, 2025, but underperformed the Index over the three- year, five-year, and since inception periods ended February 28, 2025. The Board also considered that the Fund outperformed the SFYF Peer Group median and average for the one-year period ended February 28, 2025, but underperformed the SFYF Peer Group median and average over the three-year period ended February 28, 2025. The Board noted that the Fund ranked first out of eight funds in the SFYF Peer Group for the one-year period ended February 28, 2025, and last out of seven funds in the SFYF Peer Group for the three-year period ended February 28, 2025.

The Board considered the performance of the THTA ETF on an absolute basis, and in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, utilizing a peer group selection process managed by Barrington, comparing the THTA ETF to a customized group of ETFs selected by Barrington (the “THTA Peer Group”). The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index over the one-year and since inception periods ended February 28, 2025. The Board also considered that the Fund outperformed the THTA Peer Group median, but trailed the THTA Peer Group average for the one-year period ended February 28, 2025. The Board noted that the Fund ranked third out of seven funds in the THTA Peer Group for the one-year period ended February 28, 2025.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of the sponsor for each of the SFY ETF, SFYX ETF, and SFYF ETF, Social Finance, Inc., to assume such obligation in exchange for the profits, if any, generated by each respective Fund’s unitary fee and subject to the contractual agreement of the sponsors for the THTA ETF, Social Finance, Inc. and ZEGA, who have each contractually agreed to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by the THTA ETF’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement with respect to each Fund.

The Board considered that the SFY ETF’s advisory fee of 0.19% was above the SFY Peer Group average of 0.053%, and that the Fund’s net expense ratio, after fee waivers, of 0.05% was below the SFY Peer Group average of 0.54%.

The Board considered that the SFYX ETF’s advisory fee of 0.19% was below the SFYX Peer Group average of 0.242%, and that the Fund’s net expense ratio, after fee waivers, of 0.06% was below the SFYX Peer Group average of 0.249%.

The Board considered that the SFYF ETF’s advisory fee of 0.29% was above the SFYF Peer Group average of 0.229%. The Board also considered that the Fund’s expense ratio of 0.29% was above the SFYF Peer Group average of 0.231%.

The Board considered that the THTA ETF’s advisory fee of 0.49% was below the THTA Peer Group average of 0.593%. The Board also considered that the Fund’s expense ratio of 0.49% was below the THTA Peer Group average of 0.635%.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each Fund, and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and that while each Fund was not yet profitable on an aggregate basis, the Adviser had adequate financial resources to support its services the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its applicable peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional term ending April 9, 2026, April 9, 2026, April 30, 2026 and April 30, 2026, respectively, was in the best interests of the SFY ETF, SFYX ETF, SFYF ETF and THTA ETF, and its shareholders, respectively.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 10, 2025

* Print the name and title of each signing officer under his or her signature.